UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)
FullerThaler Behavioral Micro-Cap Equity Fund

Institutional Shares (FTMSX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$64	1.31%

Fund Statistics

Table Summary
Net Assets	$22,062,144
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$77,027
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.3%
Consumer Discretionary
16.8%
Energy
15.6%
Health Care
11.2%
Industrials
9.7%
Financials
9.0%
Communications
6.5%
Consumer Staples
5.5%
Real Estate
3.8%
Materials
0.9%
Collateral for Securities Loaned
0.8%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.8%
Materials	0.9%
Real Estate	3.8%
Consumer Staples	5.5%
Communications	6.5%
Financials	9.0%
Industrials	9.7%
Health Care	11.2%
Energy	15.6%
Consumer Discretionary	16.8%
Technology	20.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Micro-Cap Equity Fund- Institutional Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTMSX

FullerThaler Behavioral Mid-Cap Equity Fund

Institutional Shares (FTHMX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.80%

Fund Statistics

Table Summary
Net Assets	$135,859,769
Number of Portfolio Holdings	92
Advisory Fee (net of waivers)	$387,049
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
22.1%
Consumer Discretionary
14.4%
Technology
13.7%
Health Care
12.2%
Financials
8.7%
Energy
8.3%
Consumer Staples
6.0%
Materials
4.3%
Communications
3.0%
Real Estate
2.5%
Utilities
0.4%
Other Assets in Excess of Liabilities
4.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.4%
Utilities	0.4%
Real Estate	2.5%
Communications	3.0%
Materials	4.3%
Consumer Staples	6.0%
Energy	8.3%
Financials	8.7%
Health Care	12.2%
Technology	13.7%
Consumer Discretionary	14.4%
Industrials	22.1%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Mid-Cap Equity Fund- Institutional Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTHMX

FullerThaler Behavioral Mid-Cap Value Fund

A Shares (FTVAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.22%

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Materials
18.9%
Financials
17.0%
Technology
15.2%
Industrials
10.8%
Real Estate
10.1%
Consumer Staples
8.1%
Energy
5.7%
Consumer Discretionary
5.5%
Health Care
3.9%
Utilities
3.6%
Collateral for Securities Loaned
2.3%
Liabilities in Excess of Other Assets
-1.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Mid-Cap Value Fund- A Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTVAX

FullerThaler Behavioral Mid-Cap Value Fund

C Shares (FTVCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.72%

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Mid-Cap Value Fund- C Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTVCX

FullerThaler Behavioral Mid-Cap Value Fund

Institutional Shares (FTVSX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.81%

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Mid-Cap Value Fund- Institutional Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTVSX

FullerThaler Behavioral Mid-Cap Value Fund

Investor Shares (FTVNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$58	1.17%

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Mid-Cap Value Fund- Investor Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTVNX

FullerThaler Behavioral Mid-Cap Value Fund

R6 Shares (FTVZX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.71%

Fund Statistics

Table Summary
Net Assets	$355,195,880
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$1,021,147
Portfolio Turnover	27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	2.3%
Utilities	3.6%
Health Care	3.9%
Consumer Discretionary	5.5%
Energy	5.7%
Consumer Staples	8.1%
Real Estate	10.1%
Industrials	10.8%
Technology	15.2%
Financials	17.0%
Materials	18.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Mid-Cap Value Fund- R6 Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTVZX

FullerThaler Behavioral Small-Cap Equity Fund

A Shares (FTHAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.13%

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
27.2%
Financials
15.0%
Consumer Discretionary
13.6%
Health Care
13.0%
Technology
11.8%
Money Market Funds
5.9%
Materials
4.9%
Energy
3.9%
Communications
3.4%
Real Estate
0.6%
Consumer Staples
0.4%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Equity Fund- A Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTHAX

FullerThaler Behavioral Small-Cap Equity Fund

C Shares (FTYCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$82	1.63%

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Equity Fund- C Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTYCX

FullerThaler Behavioral Small-Cap Equity Fund

Institutional Shares (FTHSX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.77%

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Equity Fund- Institutional

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTHSX

FullerThaler Behavioral Small-Cap Equity Fund

Investor Shares (FTHNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.05%

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Equity Fund- Investor Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTHNX

FullerThaler Behavioral Small-Cap Equity Fund

R6 Shares (FTHFX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.63%

Fund Statistics

Table Summary
Net Assets	$11,184,051,587
Number of Portfolio Holdings	116
Advisory Fee	$34,028,785
Portfolio Turnover	14%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Consumer Staples	0.4%
Real Estate	0.6%
Communications	3.4%
Energy	3.9%
Materials	4.9%
Money Market Funds	5.9%
Technology	11.8%
Health Care	13.0%
Consumer Discretionary	13.6%
Financials	15.0%
Industrials	27.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Equity Fund- R6 Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTHFX

FullerThaler Behavioral Small-Cap Growth Fund

A Shares (FTXAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.32%

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.8%
Industrials
24.2%
Health Care
15.7%
Consumer Discretionary
14.7%
Energy
3.8%
Money Market Funds
3.2%
Consumer Staples
2.8%
Financials
2.7%
Collateral for Securities Loaned
1.5%
Materials
0.8%
Liabilities in Excess of Other Assets
-2.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Growth Fund- A Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTXAX

FullerThaler Behavioral Small-Cap Growth Fund

C Shares (FTXCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.83%

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Growth Fund- C Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTXCX

FullerThaler Behavioral Small-Cap Growth Fund

Institutional Shares (FTXSX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.99%

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Growth Fund- Institutional Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTXSX

FullerThaler Behavioral Small-Cap Growth Fund

Investor Shares (FTXNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$65	1.28%

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Growth Fund- Investor Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTXNX

FullerThaler Behavioral Small-Cap Growth Fund

R6 Shares (FTXFX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.89%

Fund Statistics

Table Summary
Net Assets	$4,206,377,756
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$15,432,437
Portfolio Turnover	57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Materials	0.8%
Collateral for Securities Loaned	1.5%
Financials	2.7%
Consumer Staples	2.8%
Money Market Funds	3.2%
Energy	3.8%
Consumer Discretionary	14.7%
Health Care	15.7%
Industrials	24.2%
Technology	32.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small-Cap Growth Fund- R6 Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTXFX

FullerThaler Behavioral Small–Mid Core Equity Fund

A Shares (FTSAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.29%

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$864,396
Portfolio Turnover	3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
18.2%
Industrials
16.6%
Financials
15.5%
Consumer Discretionary
10.5%
Health Care
9.6%
Real Estate
9.0%
Consumer Staples
5.5%
Energy
5.5%
Materials
5.3%
Communications
2.8%
Other Assets in Excess of Liabilities
1.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small–Mid Core Equity Fund- A Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTSAX

FullerThaler Behavioral Small–Mid Core Equity Fund

C Shares ( FTWCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.79%

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$864,396
Portfolio Turnover	3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small–Mid Core Equity Fund- C Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126- FTWCX

FullerThaler Behavioral Small–Mid Core Equity Fund

Institutional Shares (FTSIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.90%

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$864,396
Portfolio Turnover	3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small–Mid Core Equity Fund- Institutional Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTSIX

FullerThaler Behavioral Small–Mid Core Equity Fund

R6 Shares (FTSFX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.79%

Fund Statistics

Table Summary
Net Assets	$305,326,665
Number of Portfolio Holdings	55
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$864,396
Portfolio Turnover	3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
Communications	2.8%
Materials	5.3%
Energy	5.5%
Consumer Staples	5.5%
Real Estate	9.0%
Health Care	9.6%
Consumer Discretionary	10.5%
Financials	15.5%
Industrials	16.6%
Technology	18.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Small–Mid Core Equity Fund- R6 Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTSFX

FullerThaler Behavioral Unconstrained Equity Fund

A Shares (FTZAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	1.33%

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
26.7%
Technology
20.4%
Industrials
17.0%
Health Care
9.1%
Financials
8.9%
Consumer Staples
8.6%
Communications
4.8%
Materials
3.9%
Other Assets in Excess of Liabilities
0.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Unconstrained Equity Fund- A Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTZAX

FullerThaler Behavioral Unconstrained Equity Fund

C Shares (FTZCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.82%

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Unconstrained Equity Fund- C Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTZCX

FullerThaler Behavioral Unconstrained Equity Fund

Institutional Shares (FTZIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.99%

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Unconstrained Equity Fund- Institutional Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTZIX

FullerThaler Behavioral Unconstrained Equity Fund

R6 Shares (FTZFX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.90%

Fund Statistics

Table Summary
Net Assets	$535,168,889
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,491,926
Portfolio Turnover	5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	3.9%
Communications	4.8%
Consumer Staples	8.6%
Financials	8.9%
Health Care	9.1%
Industrials	17.0%
Technology	20.4%
Consumer Discretionary	26.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

FullerThaler Behavioral Unconstrained Equity Fund- R6 Shares

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/fuller_thaler/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-FTZFX

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FullerThaler Behavioral Small-Cap Equity Fund

FullerThaler Behavioral Small-Cap Growth Fund

FullerThaler Behavioral Mid-Cap Value Fund

FullerThaler Behavioral Unconstrained Equity Fund

FullerThaler Behavioral Small-Mid Core Equity Fund

FullerThaler Behavioral Micro-Cap Equity Fund

FullerThaler Behavioral Mid-Cap Equity Fund

Semi-Annual Financial Statements

and Additional Information

March 31, 2026

411 Borel Avenue, Suite 300

San Mateo, CA 94402

(888) 912-4562

www.fullerthalerfunds.com

FullerThaler Behavioral Small-Cap Equity Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.75%
Aerospace & Defense — 0.48%
Moog, Inc., Class A	182,813	$53,498,396

Apparel & Textile Products — 2.75%
Crocs, Inc.(a)	1,187,957	98,624,190
Deckers Outdoor Corp.(a)	448,577	44,898,072
Kontoor Brands, Inc.	283,460	19,924,403
Ralph Lauren Corp.	420,289	144,575,214
		308,021,879
Asset Management — 4.04%
Affiliated Managers Group, Inc.	723,800	200,275,460
Federated Hermes, Inc., Class B	2,525,817	143,239,082
Stifel Financial Corp.	1,162,506	85,932,407
Victory Capital Holdings, Inc., Class A(b)	347,526	22,756,002
		452,202,951
Automotive — 3.25%
BorgWarner, Inc.	3,891,540	211,154,960
Dorman Products, Inc.(a)	292,892	30,566,209
Garrett Motion, Inc.	6,671,950	121,229,332
		362,950,501
Banking — 6.33%
BancFirst Corp.	258,477	28,044,755
Beacon Financial Corp.	656,769	19,703,070
F.N.B. Corp.	2,953,059	49,375,146
First Commonwealth Financial Corp.	1,915,646	33,677,057
First Financial Bancorp	1,731,787	48,282,222
First Financial Bankshares, Inc.	1,729,131	50,922,908
Fulton Financial Corp.(b)	4,065,237	82,686,921
Hancock Whitney Corp.(b)	2,067,186	131,452,357
Lakeland Financial Corp.(b)	312,912	17,954,891
NBT Bancorp, Inc.	381,638	16,250,146
Wintrust Financial Corp.	621,208	86,310,639
Zions Bancorp.	2,476,682	142,706,416
		707,366,528
Biotech & Pharma — 7.80%
Amphastar Pharmaceuticals, Inc.(a)	1,336,827	26,188,441
Collegium Pharmaceutical, Inc.(a)	1,430,708	47,313,514
Exelixis, Inc.(a)	7,048,116	302,293,695
Indivior Pharmaceuticals, Inc.(a)	1,257,555	38,330,276
Jazz Pharmaceuticals PLC(a)	1,601,163	302,699,865
	Shares	Fair Value
Biotech & Pharma — (continued)
United Therapeutics Corp.(a)	261,071	$154,809,882
		871,635,673
Chemicals — 0.83%
Avient Corp.	766,470	27,822,861
Axalta Coating Systems Ltd.(a)	1,587,841	43,983,196
Hawkins, Inc.(b)	139,624	21,446,246
		93,252,303
Commercial Support Services — 1.29%
Clean Harbors, Inc.(a)	50,251	14,408,469
H&R Block, Inc.	4,095,477	129,990,440
		144,398,909
Construction Materials — 0.26%
Eagle Materials, Inc.	150,964	28,600,130

Consumer Services — 1.37%
Bright Horizons Family Solutions, Inc.(a)	1,128,086	92,649,703
Stride, Inc.(a)(b)	682,788	60,201,418
		152,851,121
Containers & Packaging — 1.83%
Crown Holdings, Inc.	1,441,091	144,469,372
Sonoco Products Co.	1,100,824	59,543,570
		204,012,942
Electrical Equipment — 3.78%
Acuity Brands, Inc.	501,303	140,475,127
Belden, Inc.	1,003,474	115,228,919
Sensata Technologies Holding PLC	958,700	33,765,414
Vontier Corp.	3,771,792	133,785,462
		423,254,922
Engineering & Construction — 10.59%
Comfort Systems USA, Inc.	216,711	298,842,302
EMCOR Group, Inc.	270,031	199,366,588
Frontdoor, Inc.(a)	1,592,853	84,198,210
Installed Building Products, Inc.(b)	169,011	44,813,267
Primoris Services Corp.	2,139,194	305,990,310
Sterling Infrastructure, Inc.(a)	383,178	156,056,904
Tetra Tech, Inc.	3,166,100	95,362,932
		1,184,630,513
Food — 0.24%
Simply Good Foods Co. (The)(a)	1,832,850	26,301,398

Health Care Facilities & Services — 4.29%
Chemed Corp.	121,904	46,048,017

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Health Care Facilities & Services — (continued)
Encompass Health Corp.	2,124,246	$205,478,316
Medpace Holdings, Inc.(a)	42,354	20,337,967
Option Care Health, Inc.(a)	6,805,644	183,207,936
Pediatrix Medical Group, Inc.(a)(b)	1,178,528	25,208,714
		480,280,950
Home Construction — 3.65%
Armstrong World Industries, Inc.	993,879	163,791,259
Griffon Corp.	956,494	69,517,984
Interface, Inc.	1,801,330	44,889,144
Taylor Morrison Home Corp.(a)	2,227,158	129,709,682
		407,908,069
Industrial Intermediate Products — 0.19%
Mueller Industries, Inc.	196,006	21,717,465

Industrial Support Services — 2.29%
Applied Industrial Technologies, Inc.	536,631	142,378,937
MSC Industrial Direct Co., Inc., Class A	1,232,519	113,724,528
		256,103,465
Institutional Financial Services — 0.84%
Evercore, Inc., Class A	315,652	94,225,279

Insurance — 3.78%
Assurant, Inc.	661,438	144,067,811
Hanover Insurance Group, Inc.	945,262	163,861,167
NMI Holdings, Inc.(a)	1,021,077	38,300,598
Primerica, Inc.	304,693	76,319,503
		422,549,079
Internet Media & Services — 2.03%
Match Group, Inc.(b)	7,393,659	227,059,267

Leisure Facilities & Services — 0.58%
Boyd Gaming Corp.	470,132	38,635,448
Monarch Casino & Resort, Inc.	280,069	26,774,596
		65,410,044
Leisure Products — 0.98%
Hasbro, Inc.	927,900	86,851,440
Mattel, Inc.(a)	1,574,802	22,881,873
		109,733,313
Machinery — 3.39%
Crane Co.	132,264	22,617,144
Donaldson Co., Inc.	2,007,302	170,359,721
ESCO Technologies, Inc.	179,791	50,587,794
	Shares	Fair Value
Machinery — (continued)
Mueller Water Products, Inc., Class A	4,931,339	$135,562,509
		379,127,168
Medical Equipment & Devices — 0.93%
Integer Holdings Corp.(a)	183,074	16,110,512
Merit Medical Systems, Inc.(a)	1,280,783	88,284,372
		104,394,884
Oil & Gas Producers — 2.14%
Chord Energy Corp.	316,590	45,012,766
HF Sinclair Corp.	2,137,894	133,383,207
Murphy USA, Inc.	123,667	61,087,788
		239,483,761
Oil & Gas Services & Equipment — 1.75%
Weatherford International PLC	2,069,184	195,703,423

Publishing & Broadcasting — 1.33%
Nexstar Media Group, Inc., Class A	821,720	148,591,628

Real Estate — 0.64%
Apple Hospitality REIT, Inc.	6,264,047	72,099,181

Retail - Consumer Staples — 0.19%
Sprouts Farmers Market, Inc.(a)(b)	276,600	21,334,158

Retail - Discretionary — 1.00%
AutoNation, Inc.(a)	142,375	27,800,143
Bath & Body Works, Inc.	2,235,952	41,745,223
Build-A-Bear Workshop, Inc.(b)	586,199	21,953,153
La-Z-Boy, Inc.	647,773	20,819,424
		112,317,943
Semiconductors — 1.89%
Cirrus Logic, Inc.(a)	1,459,979	211,142,163

Software — 1.70%
ACI Worldwide, Inc.(a)	2,055,037	84,277,066
Blackbaud, Inc.	656,932	25,364,145
Donnelley Financial Solutions, Inc.(a)	442,498	20,859,356
Pegasystems, Inc.	1,024,536	43,604,252
Progress Software Corp.(b)	603,961	15,491,600
		189,596,419
Steel — 1.55%
Commercial Metals Co.	2,829,623	173,823,741

Technology Hardware — 3.12%
InterDigital, Inc.(b)	273,786	82,683,372

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Technology Hardware — (continued)
Jabil, Inc.	249,900	$66,380,937
Plexus Corp.(a)	562,351	113,898,572
Sanmina Corp.(a)	663,958	86,075,515
		349,038,396
Technology Services — 4.62%
CACI International, Inc., Class A(a)	117,629	63,974,884
CSG Systems International, Inc.	1,353,287	108,181,762
EVERTEC, Inc.	1,755,054	49,527,624
ExlService Holdings, Inc.(a)	2,052,956	62,512,510
Genpact Ltd.	2,524,137	94,024,103
LiveRamp Holdings, Inc.(a)	1,798,555	47,697,679
Science Applications International Corp.	955,342	90,681,063
		516,599,625
Transportation & Logistics — 3.06%
Hub Group, Inc., Class A	544,084	19,608,787
JB Hunt Transport Services, Inc.	228,483	48,415,548
Ryder System, Inc.	720,875	147,570,321
SkyWest, Inc.(a)	1,134,451	104,176,635
Teekay Tankers Ltd., Class A	302,596	22,186,339
		341,957,630
Transportation Equipment — 2.97%
Allison Transmission Holdings, Inc.	2,836,599	332,052,279

Total Common Stocks
(Cost $8,168,624,203)		10,485,227,496

COLLATERAL FOR SECURITIES LOANED — 0.20%
Money Market Funds — 0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.67%(c)	22,138,140	22,138,140

Total Collateral for Securities Loaned/Money Market Funds
(Cost $22,138,140)		22,138,140
	Shares	Fair Value
MONEY MARKET FUNDS — 5.71%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.57%(c)	638,310,638	$638,310,638

Total Money Market Funds
(Cost $638,310,638)		638,310,638

Total Investments — 99.66%
(Cost $8,829,072,981)		11,145,676,274

Other Assets in Excess of Liabilities — 0.34%(d)		38,375,313

NET ASSETS — 100.00%		$11,184,051,587

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $59,418,465.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Includes cash collateral for securities loaned in the amount of $38,630,842. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.59%
Aerospace & Defense — 1.20%
AAR Corp.(a)	462,360	$50,609,926

Automotive — 4.68%
Garrett Motion, Inc.	2,529,100	45,953,747
Modine Manufacturing Co.(a)	694,660	150,539,768
		196,493,515
Beverages — 0.68%
Celsius Holdings, Inc.(a)	804,800	28,554,304

Biotech & Pharma — 8.73%
Elanco Animal Health, Inc.(a)	3,844,500	91,998,885
Guardant Health, Inc.(a)	1,639,500	151,440,615
Halozyme Therapeutics, Inc.(a)	936,255	60,510,161
Indivior Pharmaceuticals, Inc.(a)	2,080,004	63,398,522
		367,348,183
E-Commerce Discretionary — 1.19%
FIGS, Inc., Class A(a)	1,371,000	20,249,670
Revolve Group, Inc., Class A(a)	1,323,900	29,933,379
		50,183,049
Electrical Equipment — 16.34%
Advanced Energy Industries, Inc.	271,100	87,486,681
Argan, Inc.	75,000	40,848,750
Bloom Energy Corp., Class A(a)	1,508,600	204,400,214
Cognex Corp.	1,093,000	53,546,070
Nextpower, Inc., Class A(a)	868,315	104,675,373
Vertiv Holdings Co., Class A	783,160	196,244,233
		687,201,321
Engineering & Construction — 4.53%
Everus Contruction Group, Inc.(a)	507,600	59,927,256
Primoris Services Corp.	463,900	66,356,256
VSE Corp.	349,500	64,447,800
		190,731,312
Forestry, Paper & Wood Products — 0.84%
Trex Co., Inc.(a)	970,100	35,331,042
	Shares	Fair Value
Health Care Facilities & Services — 2.79%
BrightSpring Health Services, Inc.(a)	2,071,600	$88,270,876
RadNet, Inc.(a)	523,200	29,241,648
		117,512,524
Home Construction — 1.30%
Skyline Champion Corp.(a)	735,000	54,661,950

Industrial Intermediate Prod — 0.88%
Xometry, Inc., Class A(a)(b)	902,300	36,849,932

Leisure Facilities & Services — 3.37%
Dutch Bros, Inc., Class A(a)	758,945	38,448,154
PENN Entertainment, Inc.(a)	1,399,600	21,035,988
Red Rock Resorts, Inc., Class A(b)	835,200	44,566,272
Rush Street Interactive, Inc.(a)	1,735,600	37,749,300
		141,799,714
Machinery — 1.21%
Zurn Water Solutions Corp.	1,133,200	50,812,688

Medical Equipment & Devices — 4.22%
Globus Medical, Inc., Class A(a)	713,800	61,501,008
iRhythm Technologies, Inc.(a)	432,100	50,996,442
Merit Medical Systems, Inc.(a)	499,880	34,456,728
Veracyte, Inc.(a)	944,700	30,428,787
		177,382,965
Oil & Gas Producers — 2.69%
California Resources Corp.	1,107,800	76,681,916
Murphy Oil Corp.	883,000	36,423,750
		113,105,666
Oil & Gas Services & Equipment — 1.09%
Liberty Oilfield Services, Inc., Class A	1,599,200	46,056,960

Retail - Consumer Staples — 2.13%
Five Below, Inc.(a)	308,570	70,502,074

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Retail - Consumer Staples — (continued)
Hims & Hers Health, Inc., Class A(a)	915,000	$18,995,400
		89,497,474
Retail - Discretionary — 4.21%
American Eagle Outfitters, Inc.	2,007,600	33,526,920
Boot Barn Holdings, Inc.(a)	294,400	43,088,384
National Vision Holdings, Inc.(a)	712,800	18,461,520
Victoria’s Secret & Co.(a)(b)	1,088,700	50,472,132
Warby Parker, Inc., Class A(a)	1,506,000	31,731,420
		177,280,376
Semiconductors — 6.62%
Astera Labs, Inc.(a)	535,900	58,734,640
Diodes, Inc.(a)	281,700	19,228,842
FormFactor, Inc.(a)	735,004	71,288,038
IPG Photonics Corp.(a)	283,800	32,520,642
Kulicke & Soffa Industries, Inc.	571,900	37,585,268
SiTime Corp.(a)	116,500	40,233,275
Ultra Clean Holdings, Inc.(a)	306,400	19,051,952
		278,642,657
Software — 12.13%
BILL Holdings, Inc.(a)	1,323,900	50,705,370
DigitalOcean Holdings, Inc.(a)	1,641,595	140,816,019
Fastly, Inc., Class A(a)	1,364,100	39,640,746
Figma, Inc., Class A(a)	1,653,100	34,946,534
Hinge Health, Inc.(a)	1,065,400	41,081,824
Klaviyo, Inc., Class A(a)	1,965,667	38,251,880
Navan, Inc.(a)	1,550,500	20,528,620
Planet Labs PBC, Class A(a)	1,199,600	33,528,820
ServiceTitan, Inc., Class A(a)	578,300	36,698,918
Teradata Corp.(a)	1,482,714	38,001,960
Workiva, Inc., Class A(a)	606,600	36,171,558
		510,372,249
	Shares	Fair Value
Specialty Finance — 2.72%
Dave, Inc., Class A(a)	129,200	$22,492,428
FirstCash Holdings, Inc.	315,568	59,326,784
LendingClub Corp.(a)	2,272,800	32,546,496
		114,365,708
Technology Hardware — 12.80%
CommScope Holding Co., Inc.(a)	3,314,900	60,331,180
Credo Technology Group Holding Ltd.(a)	734,900	68,985,063
Lumentum Holdings, Inc.(a)(b)	379,600	266,767,695
ViaSat, Inc.(a)	1,851,700	84,807,860
Viavi Solutions, Inc.(a)	1,713,600	57,028,608
		537,920,406
Technology Services — 1.24%
Paymentus Holdings, Inc., Class A(a)	1,281,500	32,550,100
Remitly Global, Inc.(a)	1,263,800	19,803,746
		52,353,846
Total Common Stocks
(Cost $3,391,669,670)		4,105,067,767

COLLATERAL FOR SECURITIES LOANED — 1.46%
Money Market Funds — 1.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.67%(c)	61,219,553	61,219,553

Total Collateral for Securities Loaned/Money Market Funds
(Cost $61,219,553)		61,219,553

MONEY MARKET FUNDS — 3.17%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.57%(c)	133,462,173	133,462,173

Total Money Market Funds
(Cost $133,462,173)		133,462,173

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
Total Investments — 102.22%
(Cost $3,586,351,396)		$4,299,749,493

Liabilities in Excess of Other Assets(d) — (2.22)%		(93,371,737)

NET ASSETS — 100.00%		$4,206,377,756

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $164,700,703.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Includes cash collateral for securities loaned in the amount of $106,827,532. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.77%
Banking — 3.42%
First Citizens BancShares, Inc., Class A(a)	1,345	$2,534,868
KeyCorp	425,515	8,531,575
Old National Bancorp	48,385	1,069,309
		12,135,752
Beverages — 2.11%
Primo Brands Corp.	397,300	7,481,159

Biotech & Pharma — 0.58%
Perrigo Co. PLC	192,600	2,068,524

Chemicals — 6.82%
Celanese Corp.	113,900	7,491,203
Dow, Inc.	129,860	5,408,669
LyondellBasell Industries N.V., Class A	29,660	2,389,410
Olin Corp.(a)	195,710	5,818,458
Sherwin-Williams Co. (The)	9,734	3,120,234
		24,227,974
Commercial Support Services — 2.63%
Aramark	101,590	4,118,459
Republic Services, Inc.	23,830	5,219,246
		9,337,705
Containers & Packaging — 12.07%
Amcor PLC	404,627	16,083,923
Graphic Packaging Holding Co.	1,713,430	17,031,493
Smurfit WestRock PLC	147,610	5,882,259
Sonoco Products Co.	72,200	3,905,298
		42,902,973
Electric Utilities — 2.99%
Alliant Energy Corp.(a)	31,640	2,270,486
CenterPoint Energy, Inc.	61,545	2,656,282
CMS Energy Corp.	23,805	1,846,792
Edison International	22,570	1,651,673
Pinnacle West Capital Corp.	21,705	2,186,779
		10,612,012
Electrical Equipment — 2.79%
AMETEK, Inc.	13,220	2,833,839
	Shares	Fair Value
Electrical Equipment — (continued)
Roper Technologies, Inc.	20,040	$7,091,355
		9,925,194
Electronic Equipment, Instruments & Components — 1.51%
Zebra Technologies Corp., Class A(b)	25,620	5,356,630

Food — 1.57%
Flowers Foods, Inc.(a)	237,650	1,936,848
Ingredion, Inc.	32,150	3,622,019
		5,558,867
Gas & Water Utilities — 0.64%
Atmos Energy Corp.	12,265	2,265,591

Health Care Facilities & Services — 0.91%
Centene Corp.(b)	22,555	738,451
Henry Schein, Inc.(b)	33,620	2,477,794
		3,216,245
Industrial Support Services — 1.79%
U-Haul Holding Co.	142,045	6,345,150

Insurance — 10.22%
Brown & Brown, Inc.(a)	116,230	7,579,358
Everest Re Group Ltd.	39,700	12,975,945
Globe Life, Inc.	28,655	3,987,916
Kemper Corp.	157,510	4,813,506
Markel Corp.(b)	3,620	6,928,933
		36,285,658
Machinery — 3.22%
AGCO Corp.	98,720	11,438,687

Medical Equipment & Devices — 2.40%
Dentsply Sirona, Inc.	734,380	8,518,808

Oil & Gas Producers — 5.68%
Cheniere Energy, Inc.	9,525	2,702,814
ConocoPhillips	40,400	5,332,800
Devon Energy Corp.	241,355	12,144,984
		20,180,598
Real Estate — 2.61%
American Tower Corp., Class A	41,030	7,080,957

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Real Estate — (continued)
WP Carey, Inc.	32,205	$2,188,652
		9,269,609
REIT — 7.45%
Americold Realty Trust, Inc.(a)	926,840	10,621,586
Healthpeak Properties, Inc.	825,110	13,556,558
Public Storage	8,485	2,298,417
		26,476,561
Retail - Consumer Staples — 4.46%
Dollar General Corp.	99,630	11,829,070
Dollar Tree, Inc.(b)	36,775	4,027,230
		15,856,300
Retail - Discretionary — 3.60%
Advance Auto Parts, Inc.(a)	144,885	7,642,684
CarMax, Inc.(b)	124,065	5,158,623
		12,801,307
Software — 0.80%
Concentrix Corp.(a)	103,390	2,828,750

Specialty Finance — 3.34%
Ally Financial, Inc.	232,980	9,139,805
Synchrony Financial	40,193	2,733,928
		11,873,733
Technology Hardware — 0.66%
NCR Atleos Corp.(b)	41,243	1,797,370
NCR Corp.(b)	86,160	545,393
		2,342,763
Technology Services — 12.65%
Amdocs Ltd.	26,820	1,750,273
Fidelity National Information Services, Inc.	346,430	16,251,031
Global Payments, Inc.	247,805	16,677,276
Science Applications International Corp.	31,700	3,008,964
TransUnion	85,515	5,916,783
Verisk Analytics, Inc.	7,155	1,357,661
		44,961,988
	Shares	Fair Value
Wholesale - Discretionary — 1.85%
LKQ Corp.	223,390	$6,560,964

Total Common Stocks
(Cost $395,499,880)		350,829,502

COLLATERAL FOR SECURITIES LOANED — 2.30%
Money Market Funds — 2.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.67%(c)	8,151,853	8,151,853

Total Collateral for Securities Loaned/Money Market Funds
(Cost $8,151,853)		8,151,853

Total Investments — 101.07%
(Cost $403,651,733)		358,981,355

Liabilities in Excess of Other Assets(d) — (1.07)%		(3,785,475)

NET ASSETS — 100.00%		$355,195,880

(a)	All or a portion of the security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $21,850,461.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Includes cash collateral for securities loaned in the amount of $14,224,905. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.37%
Automotive — 4.47%
Gentex Corp.	1,093,820	$23,899,967

Banking — 4.38%
First Citizens BancShares, Inc., Class A	12,430	23,426,324

Beverages — 4.91%
Coca-Cola Consolidated, Inc.	137,205	26,307,687

Biotech & Pharma — 4.54%
Exelixis, Inc.(a)	567,010	24,319,059

Chemicals — 3.93%
Ecolab, Inc.	78,981	21,010,526

Commercial Support Services — 4.17%
Cintas Corp.	131,902	22,309,904

E-Commerce Discretionary — 4.60%
eBay, Inc.	270,450	24,616,359

Home Construction — 3.92%
Masco Corp.	347,495	20,978,273

Hotels, Restaurants & Leisure — 4.57%
Expedia Group, Inc.	105,900	24,451,251

Machinery — 3.90%
Parker-Hannifin Corp.	23,288	20,848,349

Medical Equipment & Devices — 4.58%
Waters Corp.(a)	82,202	24,479,756

Publishing & Broadcasting — 4.82%
New York Times Co. (The), Class A	308,100	25,797,213

Retail - Consumer Staples — 3.69%
Dollar General Corp.	166,110	19,722,240

Retail - Discretionary — 9.11%
O’Reilly Automotive, Inc.(a)	257,855	23,802,595
Ross Stores, Inc.	115,210	24,957,942
		48,760,537
Semiconductors — 16.17%
Applied Materials, Inc.	58,750	20,080,163
KLA Corp.	12,975	19,104,520
Lam Research Corp.	114,260	24,412,791
	Shares	Fair Value
Semiconductors — (continued)
Teradyne, Inc.	77,275	$22,908,946
		86,506,420
Specialty Finance — 4.49%
Synchrony Financial	353,735	24,061,055

Technology Hardware — 4.24%
Zebra Technologies Corp., Class A(a)	108,630	22,712,360

Transportation & Logistics — 4.38%
Union Pacific Corp.	96,542	23,423,020

Transportation Equipment — 4.50%
Allison Transmission Holdings, Inc.	206,315	24,151,234

Total Common Stocks/Investments — 99.37%
(Cost $480,151,185)		531,781,534

Other Assets in Excess of Liabilities — 0.63%		3,387,355

NET ASSETS — 100.00%		$535,168,889

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.48%
Asset Management — 2.04%
Hamilton Lane, Inc., Class A	62,595	$6,221,943

Automotive — 1.90%
Gentex Corp.	265,245	5,795,603

Banking — 9.01%
First Citizens BancShares, Inc., Class A(a)	2,385	4,494,914
First Commonwealth Financial Corp.	350,440	6,160,735
First Financial Bankshares, Inc.	192,360	5,665,002
Live Oak Bancshares, Inc.	157,762	5,217,189
QCR Holdings, Inc.	70,090	5,989,191
		27,527,031
Beverages — 2.42%
Coca-Cola Consolidated, Inc.	38,500	7,381,990

Biotech & Pharma — 4.16%
Exelixis, Inc.(a)	169,585	7,273,500
Neurocrine Biosciences, Inc.(a)	41,400	5,454,036
		12,727,536
Chemicals — 1.52%
Orion Engineered Carbons SA	713,890	4,640,285

Construction Materials — 1.88%
Owens Corning	53,170	5,754,057

E-Commerce Discretionary — 1.52%
eBay, Inc.	50,950	4,637,469

Electrical Equipment — 7.55%
Acuity Brands, Inc.	9,925	2,781,184
Advanced Energy Industries, Inc.	24,000	7,745,039
Allegion PLC	45,260	6,575,825
Watts Water Technologies, Inc., Class A	20,550	5,965,460
		23,067,508
Engineering & Construction — 4.10%
Comfort Systems USA, Inc.	5,270	7,267,277
	Shares	Fair Value
Engineering & Construction — (continued)
Frontdoor, Inc.(a)	99,400	$5,254,284
		12,521,561
Food — 2.01%
Marzetti Co. (The)	44,440	6,147,385

Health Care Facilities & Services — 2.48%
Medpace Holdings, Inc.(a)	12,365	5,937,550
Quest Diagnostics, Inc.	8,280	1,622,714
		7,560,264
Home Construction — 3.37%
Masco Corp.	109,775	6,627,117
PulteGroup, Inc.	31,100	3,657,671
		10,284,788
Hotels, Restaurants & Leisure — 1.94%
Expedia Group, Inc.	25,680	5,929,255

Insurance — 2.66%
Brown & Brown, Inc.	44,943	2,930,733
Old Republic International Corp.	130,130	5,192,187
		8,122,920
Machinery — 2.38%
Graco, Inc.	85,870	7,268,896

Medical Equipment & Devices — 2.99%
Align Technology, Inc.(a)	5,650	968,580
Dentsply Sirona, Inc.	101,870	1,181,692
Hologic, Inc.(a)	63,850	4,826,421
Waters Corp.(a)	7,180	2,138,204
		9,114,897
Oil & Gas Producers — 5.45%
Coterra Energy, Inc.	229,300	8,057,602
Devon Energy Corp.	170,804	8,594,857
		16,652,459
Publishing & Broadcasting — 2.85%
New York Times Co. (The), Class A	103,830	8,693,686

Real Estate — 3.29%
American Assets Trust, Inc.	292,255	5,380,414

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Real Estate — (continued)
Apple Hospitality REIT, Inc.	404,390	$4,654,529
		10,034,943
REIT — 5.75%
Gaming and Leisure Properties, Inc.	81,200	3,602,844
Matson, Inc.	49,980	8,193,721
National Storage Affiliates Trust	152,990	5,773,843
		17,570,408
Retail - Consumer Staples — 1.11%
Dollar General Corp.	28,435	3,376,088

Retail - Discretionary — 1.75%
Advance Auto Parts, Inc.	101,400	5,348,850

Semiconductors — 8.19%
Cirrus Logic, Inc.(a)	36,260	5,243,921
IPG Photonics Corp.(a)	60,140	6,891,443
Power Integrations, Inc.	14,580	746,496
Teradyne, Inc.	41,015	12,159,307
		25,041,167
Software — 3.40%
Akamai Technologies, Inc.(a)	57,525	6,606,747
SS&C Technologies Holdings, Inc.	55,790	3,769,730
		10,376,477
Specialty Finance — 1.74%
Synchrony Financial	77,955	5,302,499

Steel — 1.88%
Steel Dynamics, Inc.	31,840	5,731,200

Technology Hardware — 2.52%
NetApp, Inc.	23,390	2,394,902
Zebra Technologies Corp., Class A(a)	25,280	5,285,543
		7,680,445
Technology Services — 4.10%
Leidos Holdings, Inc.	40,210	6,253,459
Science Applications International Corp.	65,875	6,252,855
		12,506,314
	Shares	Fair Value
Transportation Equipment — 2.52%
Allison Transmission Holdings, Inc.	65,625	$7,682,063

Total Common Stocks/Investments — 98.48%
(Cost $279,909,192)		300,699,987

Other Assets in Excess of Liabilities — 1.52%		4,626,678

NET ASSETS — 100.00%		$305,326,665

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.29%
Apparel & Textile Products — 1.05%
Fossil Group, Inc.(a)	54,000	$232,740

Biotech & Pharma — 6.01%
Emergent BioSolutions, Inc.(a)	81,655	677,737
Evolus, Inc.(a)	40,300	165,633
Ironwood Pharmaceuticals, Inc., Class A(a)	66,100	232,011
Vanda Pharmaceuticals, Inc.(a)	36,245	250,453
		1,325,834
Commercial Support Services — 1.45%
Cross Country Healthcare, Inc.(a)	34,000	319,600

Consumer Services — 0.99%
American Public Education, Inc.(a)	3,850	218,988

E-Commerce Discretionary — 0.97%
Liquidity Services, Inc.(a)	7,000	213,990

Electrical Equipment — 3.16%
Allient, Inc.	6,150	363,403
nLIGHT, Inc.(a)	5,850	333,567
		696,970
Engineering & Construction — 1.12%
Latham Group, Inc.(a)	46,000	247,020

Entertainment Content — 2.07%
Inspired Entertainment, Inc.(a)	32,500	231,725
Starz Entertainment Corp.(a)	19,650	225,975
		457,700
Food — 3.31%
Limoneira Co.(a)	20,995	281,754
Phibro Animal Health Corp., Class A	5,000	276,550
Utz Brands, Inc.	21,645	171,428
		729,732
Health Care Facilities & Services — 1.12%
NeoGenomics, Inc.(a)	33,325	247,272

Home Construction — 2.20%
Beazer Homes USA, Inc.(a)	14,480	278,595
Smith Douglas Homes Corp.(a)	16,200	207,360
		485,955
	Shares	Fair Value
Internet Media & Services — 1.03%
fuboTV, Inc., Class A(a)	24,000	$227,040

Leisure Facilities & Services — 8.67%
Accel Entertainment, Inc., Class A(a)	18,700	204,017
BJ’s Restaurants, Inc.(a)	8,610	302,211
Bloomin’ Brands, Inc.	39,900	215,460
El Pollo Loco Holdings, Inc.(a)	28,265	391,753
Genius Sports Ltd.(a)	55,700	246,751
Red Robin Gourmet Burgers, Inc.(a)	54,845	160,696
Target Hospitality Corp.(a)	42,000	389,760
		1,910,648
Machinery — 2.15%
Ichor Holdings Ltd.(a)	10,200	475,422

Medical Equipment & Devices — 4.05%
Neogen Corp.(a)	32,775	304,480
OraSure Technologies, Inc.(a)	72,000	216,000
Tactile Systems Technology, Inc.(a)	14,300	373,659
		894,139
Metals & Mining — 0.86%
Hallador Energy Co.(a)	11,700	190,476

Oil & Gas Producers — 6.50%
Amplify Energy Corp.	57,250	357,240
Delek US Holdings, Inc.	10,565	476,165
Matador Resources Co.	9,500	600,209
		1,433,614
Oil & Gas Services & Equipment — 4.43%
Ameresco, Inc., Class A(a)	19,500	497,250
NPK International, Inc.(a)	33,170	480,633
		977,883
Real Estate — 2.35%
Global Medical REIT, Inc.	6,500	215,020
NexPoint Diversified Real Estate Trust	65,099	304,012
		519,032
REIT — 1.41%
FrontView REIT, Inc.	20,150	311,721

Renewable Energy — 3.10%
Fluence Energy, Inc.(a)	30,800	423,808
Green Plains, Inc.(a)	15,800	259,910
		683,718
Retail - Discretionary — 2.89%
Citi Trends, Inc.	8,500	368,220

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
Monro, Inc.	16,700	$267,868
		636,088
Semiconductors — 4.48%
Photronics, Inc.(a)	9,100	367,731
Ultra Clean Holdings, Inc.(a)	9,975	620,246
		987,977
Software — 11.05%
ACV Auctions, Inc.(a)	47,600	201,824
Adeia, Inc.	13,650	328,010
Fastly, Inc., Class A(a)(b)	32,350	940,090
GigaCloud Technology, Inc., Class A(a)	8,000	363,040
Porch Group, Inc.(a)	53,932	386,692
PubMatic, Inc., Class A(a)	26,650	217,997
		2,437,653
Specialty Finance — 9.01%
Dave, Inc., Class A(a)	1,895	329,901
EZCORP, Inc., Class A(a)	21,650	549,477
LendingTree, Inc.(a)	8,300	355,904
Oportun Financial Corp.(a)	49,400	227,734
Paysign, Inc.(a)	41,000	241,900
PROG Holdings, Inc.(a)	9,890	283,744
		1,988,660
Technology Hardware — 3.52%
Corsair Gaming, Inc.(a)	51,000	283,050
Digital Turbine, Inc.(a)	100,600	289,728
Sonos, Inc.(a)	15,150	203,010
		775,788
Technology Services — 1.29%
Sezzle, Inc.(a)	4,500	284,805

Telecommunications — 3.40%
8x8, Inc.(a)	102,000	169,320
GOGO, Inc.(a)	47,450	190,749
Shenandoah Telecommunications Co.	25,210	388,738
		748,807
Transportation & Logistics — 3.44%
Allegiant Travel Co.(a)	2,650	214,756
Bristow Group, Inc.(a)	7,395	346,752
Forward Air Corp.(a)	11,790	197,011
		758,519
Wholesale - Consumer Staples — 2.21%
Calavo Growers, Inc.(a)	9,460	243,973
	Shares	Fair Value
Wholesale - Consumer Staples — (continued)
Grocery Outlet Holding Corp.(a)	34,600	$243,930
		487,903
Total Common Stocks
(Cost $20,175,934)		21,905,694

COLLATERAL FOR SECURITIES LOANED — 0.79%
Money Market Funds — 0.79%
Invesco Government & Agency Portfolio, Institutional Class, 3.67%(c)	175,001	175,001

Total Collateral for Securities Loaned/Money Market Funds
(Cost $175,001)		175,001

Total Investments — 100.08%
(Cost $20,350,935)		22,080,695

Liabilities in Excess of Other Assets(d) — (0.08)%		(18,551)

NET ASSETS — 100.00%		$22,062,144

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $467,016.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Includes cash collateral for securities loaned in the amount of $305,374. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund

Schedule of Investments

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.63%
Advertising & Marketing — 0.49%
Omnicom Group, Inc.	8,925	$672,142

Aerospace & Defense — 0.88%
Textron, Inc.	4,430	387,891
Woodward, Inc.	2,265	810,689
		1,198,580
Apparel & Textile Products — 3.37%
Crocs, Inc.(a)	5,630	467,403
Deckers Outdoor Corp.(a)	14,082	1,409,467
Ralph Lauren Corp.	5,150	1,771,549
Tapestry, Inc.	6,675	941,909
		4,590,328
Asset Management — 0.47%
Affiliated Managers Group, Inc.	2,300	636,410

Automotive — 1.78%
BorgWarner, Inc.	44,560	2,417,826

Banking — 2.76%
Cullen/Frost Bankers, Inc.	6,330	867,716
East West Bancorp, Inc.	8,635	921,873
Fifth Third Bancorp	42,065	1,954,340
		3,743,929
Biotech & Pharma — 4.77%
Biogen, Inc.(a)	13,185	2,417,206
Exelixis, Inc.(a)	16,300	699,107
United Therapeutics Corp.(a)	5,665	3,359,232
		6,475,545
Capital Markets — 0.88%
PPG Industries, Inc.	11,220	1,199,194

Chemicals — 2.39%
CF Industries Holdings, Inc.	24,960	3,240,806

Commercial Support Services — 1.25%
Cintas Corp.	10,030	1,696,474

Construction Materials — 0.31%
Owens Corning	3,945	426,928

Electric Utilities — 0.38%
Vistra Corp.	3,390	509,619

Electrical Equipment — 4.44%
Acuity Brands, Inc.	3,355	940,138
Keysight Technologies, Inc.(a)	2,500	705,925
Trane Technologies PLC	9,665	4,027,792
	Shares	Fair Value
Electrical Equipment — (continued)
Vontier Corp.	10,155	$360,198
		6,034,053
Electronic Equipment, Instruments & Components — 0.84%
Zebra Technologies Corp., Class A(a)	5,460	1,141,577

Engineering & Construction — 6.21%
Comfort Systems USA, Inc.	3,060	4,219,709
EMCOR Group, Inc.	5,715	4,219,442
		8,439,151
Entertainment Content — 2.21%
Electronic Arts, Inc.	5,865	1,195,698
Fox Corp., Class B	33,700	1,789,469
		2,985,167
Health Care Facilities & Services — 5.32%
Cardinal Health, Inc.	6,900	1,458,039
Encompass Health Corp.	5,135	496,709
IQVIA Holdings, Inc.(a)	11,295	1,926,249
Labcorp Holdings, Inc.	4,340	1,157,955
Medpace Holdings, Inc.(a)	1,462	702,038
Quest Diagnostics, Inc.	7,640	1,497,287
		7,238,277
Home Construction — 1.39%
Masco Corp.	15,070	909,776
PulteGroup, Inc.	4,015	472,204
Toll Brothers, Inc.	3,670	500,845
		1,882,825
Hotels, Restaurants & Leisure — 0.28%
Darden Restaurants, Inc.	1,945	381,298

Industrial Support Services — 1.89%
W.W. Grainger, Inc.	2,351	2,564,494

Institutional Financial Services — 1.48%
Bank of New York Mellon Corp. (The)	4,170	494,687
Northern Trust Corp.	10,900	1,521,313
		2,016,000
Insurance — 3.42%
Aflac, Inc.	3,185	349,426
Assurant, Inc.	5,062	1,102,554
Hartford Insurance Group, Inc. (The)	23,700	3,204,951
		4,656,931
It Services — 0.51%
Fidelity National Information Services, Inc.	14,800	694,268

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — 0.73%
Hilton Worldwide Holdings, Inc.	1,965	$597,518
Texas Roadhouse, Inc.	2,360	389,730
		987,248
Machinery — 3.34%
Curtiss-Wright Corp.	3,150	2,145,528
Donaldson Co., Inc.	9,495	805,841
Lincoln Electric Holdings, Inc.	6,390	1,591,621
		4,542,990
Medical Equipment & Devices — 2.09%
Agilent Technologies, Inc.	9,635	1,098,197
GE HealthCare Technologies, Inc.	6,635	472,279
Mettler-Toledo International, Inc.(a)	610	769,332
ResMed, Inc.	2,210	496,101
		2,835,909
Oil & Gas Producers — 3.24%
Cheniere Energy, Inc.	6,355	1,803,295
Coterra Energy, Inc.	18,650	655,361
Devon Energy Corp.	26,485	1,332,725
HF Sinclair Corp.	9,760	608,926
		4,400,307
Oil & Gas Services & Equipment — 5.04%
Baker Hughes Co., Class A	34,645	2,115,077
TechnipFMC PLC	68,405	4,728,838
		6,843,915
Publishing & Broadcasting — 0.27%
Nexstar Media Group, Inc.	2,065	373,414

Real Estate — 0.22%
Lineage, Inc.	9,100	298,116

Real Estate Services — 1.67%
CBRE Group, Inc., Class A(a)	16,690	2,260,828

REIT — 0.67%
Gaming and Leisure Properties, Inc.	7,625	338,321
Mid-America Apartment Communities, Inc.	1,980	241,798
Weyerhaeuser Co.	13,645	333,347
		913,466
	Shares	Fair Value
Retail - Consumer Staples — 6.03%
BJ’s Wholesale Club Holdings, Inc.(a)	32,615	$3,209,968
Casey’s General Stores, Inc.	2,385	1,735,946
Kroger Co. (The)	44,820	3,243,176
		8,189,090
Retail - Discretionary — 6.85%
Best Buy Co., Inc.	8,790	564,318
Builders FirstSource, Inc.(a)	7,200	592,776
O’Reilly Automotive, Inc.(a)	6,300	581,553
Ross Stores, Inc.	18,935	4,101,888
Ulta Beauty, Inc.(a)	6,665	3,483,862
		9,324,397
Semiconductors — 1.04%
Cirrus Logic, Inc.(a)	5,100	737,562
Teradyne, Inc.	2,300	681,858
		1,419,420
Software — 0.53%
Manhattan Associates, Inc.(a)	5,410	720,179

Specialty Finance — 0.60%
Synchrony Financial	11,885	808,418

Steel — 0.68%
Commercial Metals Co.	4,925	302,543
Nucor Corp.	950	160,645
Reliance Steel & Aluminum Co.	1,510	458,919
		922,107
Technology Hardware — 6.50%
F5, Inc.(a)	3,075	889,690
Jabil, Inc.	19,745	5,244,864
NetApp, Inc.	26,255	2,688,249
		8,822,803
Technology Services — 4.32%
Amdocs Ltd.	4,495	293,344
Cognizant Technology Solutions Corp., Class A	25,675	1,575,161
Corpay, Inc.(a)	5,355	1,558,251
MSCI, Inc.	3,688	1,987,870
Science Applications International Corp.	4,770	452,768
		5,867,394

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund

Schedule of Investments (continued)

March 31, 2026 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 1.41%
JB Hunt Transport Services, Inc.	9,070	$1,921,933

Transportation Equipment — 2.68%
Cummins, Inc.	6,755	3,634,325

Total Common Stocks/Investments — 95.63%
(Cost $113,541,860)		129,928,081

Other Assets in Excess of Liabilities — 4.37%		5,931,688

NET ASSETS — 100.00%		$135,859,769

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities

March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Small-Cap Equity Fund	FullerThaler Behavioral Small-Cap Growth Fund	FullerThaler Behavioral Mid-Cap Value Fund
Assets
Investments in securities at fair value (cost $8,829,072,981, $3,586,351,396 and $403,651,733)	$11,145,676,274	$4,299,749,493	$358,981,355
Cash and cash equivalents	51,460,140	50,009,828	4,191,926
Receivable for fund shares sold	5,767,341	7,171,261	77,460
Receivable for investments sold	11,037,838	—	—
Dividends and interest receivable	6,211,201	771,858	445,040
Cash collateral for securities loaned	38,630,842	106,827,532	14,224,905
Securities lending income receivable	4,916	8,413	514
Prepaid expenses	170,624	162,531	47,953
Total Assets	11,258,959,176	4,464,700,916	377,969,153
Liabilities
Payable for investments purchased	—	82,998,538	—
Payable for fund shares redeemed	6,642,787	3,571,095	129,762
Payable for collateral upon return of securities loaned	60,768,982	168,047,085	22,376,759
Payable to Adviser	5,749,630	2,805,804	171,517
Accrued 12b-1 fees	235,987	101,159	9,159
Accrued administrative service fees	1,185,192	725,520	60,595
Payable to affiliates	111,045	28,106	5,495
Payable to auditors	13,349	13,349	13,349
Other accrued expenses	200,617	32,504	6,637
Total Liabilities	74,907,589	258,323,160	22,773,273
Net Assets	$11,184,051,587	$4,206,377,756	$355,195,880
Net Assets consist of:
Paid-in capital	$8,333,337,984	$3,872,144,848	$396,302,157
Accumulated earnings (deficit)	2,850,713,603	334,232,908	(41,106,277)
Net Assets	$11,184,051,587	$4,206,377,756	$355,195,880

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities (continued)

March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Small-Cap Equity Fund	FullerThaler Behavioral Small-Cap Growth Fund	FullerThaler Behavioral Mid-Cap Value Fund
R6 Shares:
Net Assets	$2,651,118,606	$1,172,371,730	$63,443,127
Shares outstanding (unlimited number of shares authorized, no par value)	52,026,359	21,209,174	1,935,913
Net asset value, offering and redemption price per share	$50.96	$55.28	$32.77
Institutional Shares:
Net Assets	$7,859,975,855	$2,888,096,297	$283,435,175
Shares outstanding (unlimited number of shares authorized, no par value)	155,821,374	52,669,617	8,649,438
Net asset value, offering and redemption price per share	$50.44	$54.83	$32.77
Investor Shares:
Net Assets	$622,179,375	$86,429,607	$4,526,398
Shares outstanding (unlimited number of shares authorized, no par value)	12,443,574	1,614,757	138,723
Net asset value, offering and redemption price per share	$50.00	$53.52	$32.63
A Shares:
Net Assets	$39,439,093	$31,216,897	$2,451,446
Shares outstanding (unlimited number of shares authorized, no par value)	791,755	585,345	75,399
Net asset value, offering and redemption price per share	$49.81	$53.33	$32.51
Maximum offering price per share (Note 1)	$52.85	$56.58	$34.49
C Shares:
Net Assets	$11,338,658	$28,263,225	$1,339,734
Shares outstanding (unlimited number of shares authorized, no par value)	232,346	550,842	41,413
Net asset value, offering and redemption price per share	$48.80	$51.31	$32.35

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities (continued)

March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Unconstrained Equity Fund	FullerThaler Behavioral Small-Mid Core Equity Fund
Assets
Investments in securities at fair value (cost $480,151,185 and $279,909,192)	$531,781,534	$300,699,987
Cash and cash equivalents	2,705,631	4,021,388
Receivable for fund shares sold	1,000,651	847,442
Dividends and interest receivable	104,498	192,487
Prepaid expenses	95,335	41,011
Total Assets	535,687,649	305,802,315
Liabilities
Payable for fund shares redeemed	110,548	242,249
Payable to Adviser	348,189	171,134
Accrued 12b-1 fees	10,196	164
Accrued administrative service fees	34,337	45,304
Payable to affiliates	2,879	3,620
Payable to auditors	12,565	12,356
Other accrued expenses	46	823
Total Liabilities	518,760	475,650
Net Assets	$535,168,889	$305,326,665
Net Assets consist of:
Paid-in capital	$485,092,000	$289,811,432
Accumulated earnings	50,076,889	15,515,233
Net Assets	$535,168,889	$305,326,665
R6 Shares:
Net Assets	$109,590,082	$53,385,479
Shares outstanding (unlimited number of shares authorized, no par value)	1,679,451	1,251,747
Net asset value, offering and redemption price per share	$65.25	$42.65
Institutional Shares:
Net Assets	$410,633,824	$249,214,797
Shares outstanding (unlimited number of shares authorized, no par value)	6,300,807	5,840,608
Net asset value, offering and redemption price per share	$65.17	$42.67
A Shares:
Net Assets	$10,840,290	$2,510,743
Shares outstanding (unlimited number of shares authorized, no par value)	167,607	59,245
Net asset value, offering and redemption price per share	$64.68	$42.38
Maximum offering price per share (Note 1)	$68.63	$44.97
C Shares:
Net Assets	$4,104,693	$215,646
Shares outstanding (unlimited number of shares authorized, no par value)	64,436	5,087
Net asset value, offering and redemption price per share	$63.70	$42.39

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Assets and Liabilities (continued)

March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Micro-Cap Equity Fund	FullerThaler Behavioral Mid-Cap Equity Fund
Assets
Investments in securities at fair value (cost $20,350,935 and $113,541,860)	$22,080,695	$129,928,081
Cash and cash equivalents	127,123	5,900,230
Receivable for fund shares sold	439	14,689
Receivable for investments sold	256,810	—
Dividends and interest receivable	6,584	103,660
Cash collateral for securities loaned	305,374	—
Prepaid expenses	8,400	21,843
Total Assets	22,785,425	135,968,503
Liabilities
Payable for investments purchased	215,323	—
Payable for fund shares redeemed	—	10,720
Payable for collateral upon return of securities loaned	480,375	—
Payable to Adviser	12,932	71,926
Accrued administrative service fees	—	7,328
Payable to affiliates	1,966	1,940
Payable to auditors	12,436	12,436
Other accrued expenses	249	4,384
Total Liabilities	723,281	108,734
Net Assets	$22,062,144	$135,859,769
Net Assets consist of:
Paid-in capital	$28,305,585	$122,540,784
Accumulated earnings (deficit)	(6,243,441)	13,318,985
Net Assets	$22,062,144	$135,859,769
Institutional Shares:
Net Assets	$22,062,144	$135,859,769
Shares outstanding (unlimited number of shares authorized, no par value)	822,174	4,577,136
Net asset value, offering and redemption price per share	$26.83	$29.68

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Operations

For the six months ended March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Small-Cap Equity Fund	FullerThaler Behavioral Small-Cap Growth Fund	FullerThaler Behavioral Mid-Cap Value Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $8,285, $– and $–)	$70,892,704	$7,287,816	$5,225,333
Interest income	818,975	816,650	96,421
Securities lending income	71,949	85,772	12,138
Total investment income	71,783,628	8,190,238	5,333,892
Expenses:
Adviser	34,028,785	16,556,865	1,361,771
Administrative Services - Institutional Shares	5,285,753	2,318,669	247,648
Administrative Services - Investor Shares	552,527	73,296	4,274
Administrative Services - A Shares	46,858	26,918	1,742
12b-1 fees - Investor Shares	807,791	105,920	6,475
12b-1 fees - A Shares	47,620	38,236	3,111
12b-1 fees - C Shares	60,797	133,455	6,948
ReFlow fees (Note 9)	748,273	434,883	38,982
Administration	431,516	140,059	17,084
Report printing	196,994	77,838	11,924
Custodian	147,450	50,154	8,466
Fund accounting	127,885	40,890	4,213
Registration	101,026	100,286	41,178
Transfer agent	67,759	21,684	2,232
Legal	23,948	5,748	5,748
Trustee	9,241	9,241	9,241
Audit and tax preparation	9,141	9,142	9,142
Compliance services	2,992	2,992	2,992
Miscellaneous	62,293	62,636	18,853
Total expenses	42,758,649	20,208,912	1,802,024
Fees contractually waived by Adviser	—	(1,124,428)	(340,624)
Net operating expenses	42,758,649	19,084,484	1,461,400
Net investment income (loss)	29,024,979	(10,894,246)	3,872,492
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized gain (loss) on investment securities transactions	248,104,377	(108,279,509)	8,904,427
Net realized gain from in-kind redemptions (Note 2)	312,720,824	129,698,541	3,898,961
Net change in unrealized appreciation (depreciation) of investment securities	(362,208,035)	140,393,956	(21,101,763)
Net realized and change in unrealized gain (loss) on investments and in-kind redemptions	198,617,166	161,812,988	(8,298,375)
Net increase (decrease) in net assets resulting from operations	$227,642,145	$150,918,742	$(4,425,883)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Operations (continued)

For the six months ended March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Unconstrained Equity Fund	FullerThaler Behavioral Small-Mid Core Equity Fund
Investment Income:
Dividend income (net of foreign taxes withheld of $– and $3,238)	$1,642,317	$2,368,318
Interest income	130,253	92,200
Securities lending income	—	81
Total investment income	1,772,570	2,460,599
Expenses:
Adviser	1,624,887	1,033,898
Administrative Services - Institutional Shares	174,514	140,211
Administrative Services - A Shares	8,897	1,728
12b-1 fees - A Shares	11,465	2,635
12b-1 fees - C Shares	12,661	560
Registration	50,488	24,030
ReFlow fees (Note 9)	49,938	32,324
Administration	14,810	11,757
Trustee	9,241	9,241
Audit and tax preparation	8,358	8,308
Custodian	7,772	6,747
Legal	5,748	5,748
Report printing	4,912	4,961
Fund accounting	3,529	2,647
Compliance services	2,992	2,992
Transfer agent	1,875	1,404
Miscellaneous	22,311	18,397
Total expenses	2,014,398	1,307,588
Fees contractually waived by Adviser	(132,961)	(169,502)
Net operating expenses	1,881,437	1,138,086
Net investment income (loss)	(108,867)	1,322,513
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(2,407,238)	(2,629,343)
Net realized gain from in-kind redemptions (Note 2)	10,749,819	4,846,310
Net change in unrealized appreciation of investment securities	28,354,533	17,490,295
Net realized and change in unrealized gain on investments and in-kind redemptions	36,697,114	19,707,262
Net increase in net assets resulting from operations	$36,588,247	$21,029,775

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Operations (continued)

For the six months ended March 31, 2026 - (Unaudited)

	FullerThaler Behavioral Micro-Cap Equity Fund	FullerThaler Behavioral Mid-Cap Equity Fund
Investment Income:
Dividend income	$82,731	$646,067
Interest income	2,530	97,172
Securities lending income	1,735	—
Total investment income	86,996	743,239
Expenses:
Adviser	159,260	478,294
Administrative Services - Institutional Shares	9,446	47,192
Trustee	9,241	9,241
Audit and tax preparation	8,228	8,228
Administration	6,078	6,493
Legal	5,748	5,748
Registration	5,351	12,225
Compliance services	2,992	2,992
ReFlow fees (Note 9)	1,934	4,140
Report printing	1,593	3,018
Fund accounting	1,225	1,350
Custodian	846	4,301
Transfer agent	650	716
Miscellaneous	13,208	15,373
Total expenses	225,800	599,311
Fees contractually waived by Adviser	(82,233)	(91,245)
Net operating expenses	143,567	508,066
Net investment income (loss)	(56,571)	235,173
Net Realized and Change in Unrealized Gain (Loss) on Investments and In-Kind Redemptions
Net realized loss on investment securities transactions	(171,047)	(561,403)
Net realized gain from in-kind redemptions (Note 2)	94,691	1,925,630
Net change in unrealized appreciation (depreciation) of investment securities	(673,021)	7,278,889
Net realized and change in unrealized gain (loss) on investments and in-kind redemptions	(749,377)	8,643,116
Net increase (decrease) in net assets resulting from operations	$(805,948)	$8,878,289

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets

	FullerThaler Behavioral Small-Cap Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$29,024,979	$64,940,128
Net realized gain on investment securities transactions	248,104,377	201,572,753
Net realized gain from in-kind redemptions (Note 2)	312,720,824	775,460,133
Net change in unrealized depreciation of investment securities	(362,208,035)	(118,790,497)
Net increase in net assets resulting from operations	227,642,145	923,182,517
Distributions to Shareholders from Earnings:
R6 Shares	(17,431,419)	(183,140,083)
Institutional Shares	(42,539,668)	(550,261,959)
Investor Shares	(1,825,869)	(43,101,094)
A Shares	(121,101)	(1,470,596)
C Shares	—	(970,315)
Total distributions	(61,918,057)	(778,944,047)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	528,834,558	1,822,709,905
Reinvestment of distributions	7,473,908	81,804,274
Amount paid for shares redeemed	(629,456,144)	(1,684,029,426)
Total R6 Shares	(93,147,678)	220,484,753
Institutional Shares:
Proceeds from shares sold	1,139,431,945	2,449,918,938
Reinvestment of distributions	29,424,301	397,298,409
Amount paid for shares redeemed	(1,315,112,678)	(2,386,364,380)
Total Institutional Shares	(146,256,432)	460,852,967
Investor Shares:
Proceeds from shares sold	109,628,451	478,437,188
Reinvestment of distributions	1,696,639	40,331,373
Amount paid for shares redeemed	(126,735,038)	(480,099,018)
Total Investor Shares	(15,409,948)	38,669,543
A Shares:
Proceeds from shares sold	19,054,814	19,742,005
Reinvestment of distributions	89,099	1,326,751
Amount paid for shares redeemed	(11,100,132)	(8,637,293)
Total A Shares	8,043,781	12,431,463
C Shares:
Proceeds from shares sold	80,958	721,163
Reinvestment of distributions	—	851,371
Amount paid for shares redeemed	(1,470,934)	(3,438,614)
Total C Shares	(1,389,976)	(1,866,080)
Net increase (decrease) in net assets resulting from capital transactions	(248,160,253)	730,572,646
Total Increase (Decrease) in Net Assets	(82,436,165)	874,811,116

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Net Assets
Beginning of period	11,266,487,752	10,391,676,636
End of period	$11,184,051,587	$11,266,487,752
Share Transactions:
R6 Shares:
Shares sold	10,322,227	38,937,251
Shares issued in reinvestment of distributions	144,731	1,662,967
Shares redeemed	(12,281,117)	(35,904,489)
Total R6 Shares	(1,814,159)	4,695,729
Institutional Shares:
Shares sold	22,312,119	53,522,424
Shares issued in reinvestment of distributions	575,367	8,162,866
Shares redeemed	(25,864,806)	(52,444,664)
Total Institutional Shares	(2,977,320)	9,240,626
Investor Shares:
Shares sold	2,152,940	10,014,264
Shares issued in reinvestment of distributions	33,444	835,193
Shares redeemed	(2,481,798)	(10,105,376)
Total Investor Shares	(295,414)	744,081
A Shares:
Shares sold	379,871	436,864
Shares issued in reinvestment of distributions	1,763	27,545
Shares redeemed	(220,104)	(191,119)
Total A Shares	161,530	273,290
C Shares:
Shares sold	1,648	16,600
Shares issued in reinvestment of distributions	—	17,980
Shares redeemed	(29,469)	(78,279)
Total C Shares	(27,821)	(43,699)

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap Growth Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(10,894,246)	$(16,830,504)
Net realized loss on investment securities transactions	(108,279,509)	(289,101,436)
Net realized gain from in-kind redemptions (Note 2)	129,698,541	373,749,009
Net change in unrealized appreciation of investment securities	140,393,956	357,432,084
Net increase in net assets resulting from operations	150,918,742	425,249,153
Capital Transactions:
R6 Shares:
Proceeds from shares sold	523,595,840	1,639,065,640
Amount paid for shares redeemed	(339,689,278)	(1,250,981,248)
Total R6 Shares	183,906,562	388,084,392
Institutional Shares:
Proceeds from shares sold	1,067,099,766	2,399,989,380
Amount paid for shares redeemed	(627,916,321)	(1,744,865,750)
Total Institutional Shares	439,183,445	655,123,630
Investor Shares:
Proceeds from shares sold	20,131,571	46,310,186
Amount paid for shares redeemed	(14,938,124)	(24,190,067)
Total Investor Shares	5,193,447	22,120,119
A Shares:
Proceeds from shares sold	11,622,251	19,412,655
Amount paid for shares redeemed	(8,060,286)	(10,115,053)
Total A Shares	3,561,965	9,297,602
C Shares:
Proceeds from shares sold	4,819,014	8,639,631
Amount paid for shares redeemed	(1,657,290)	(5,776,189)
Total C Shares	3,161,724	2,863,442
Net increase in net assets resulting from capital transactions	635,007,143	1,077,489,185
Total Increase in Net Assets	785,925,885	1,502,738,338

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Cap Growth Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Net Assets
Beginning of period	3,420,451,871	1,917,713,533
End of period	$4,206,377,756	$3,420,451,871
Share Transactions:
R6 Shares:
Shares sold	9,541,422	35,262,398
Shares redeemed	(6,158,994)	(27,105,266)
Total R6 Shares	3,382,428	8,157,132
Institutional Shares:
Shares sold	19,349,536	52,112,485
Shares redeemed	(11,474,394)	(38,488,188)
Total Institutional Shares	7,875,142	13,624,297
Investor Shares:
Shares sold	373,060	1,011,893
Shares redeemed	(274,134)	(546,132)
Total Investor Shares	98,926	465,761
A Shares:
Shares sold	214,165	439,408
Shares redeemed	(149,481)	(231,556)
Total A Shares	64,684	207,852
C Shares:
Shares sold	93,352	193,138
Shares redeemed	(32,404)	(142,584)
Total C Shares	60,948	50,554

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,872,492	$6,163,018
Net realized gain on investment securities transactions	8,904,427	7,644,421
Net realized gain from in-kind redemptions (Note 2)	3,898,961	29,317,916
Net change in unrealized depreciation of investment securities	(21,101,763)	(52,334,279)
Net decrease in net assets resulting from operations	(4,425,883)	(9,208,924)
Distributions to Shareholders from Earnings:
R6 Shares	(1,325,797)	(965,360)
Institutional Shares	(5,447,718)	(4,656,152)
Investor Shares	(84,966)	(84,439)
A Shares	(41,775)	(29,494)
C Shares	(13,407)	(11,171)
Total distributions	(6,913,663)	(5,746,616)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	22,306,328	120,978,429
Reinvestment of distributions	240,561	219,772
Amount paid for shares redeemed	(25,491,524)	(108,792,635)
Total R6 Shares	(2,944,635)	12,405,566
Institutional Shares:
Proceeds from shares sold	50,012,279	214,273,019
Reinvestment of distributions	5,075,176	4,433,543
Amount paid for shares redeemed	(59,780,426)	(204,337,805)
Total Institutional Shares	(4,692,971)	14,368,757
Investor Shares:
Proceeds from shares sold	377,289	1,227,438
Reinvestment of distributions	81,129	81,014
Amount paid for shares redeemed	(1,574,495)	(3,414,458)
Total Investor Shares	(1,116,077)	(2,106,006)
A Shares:
Proceeds from shares sold	882,328	1,148,942
Reinvestment of distributions	40,873	29,494
Amount paid for shares redeemed	(855,905)	(1,136,918)
Total A Shares	67,296	41,518
C Shares:
Proceeds from shares sold	55,517	665,825
Reinvestment of distributions	12,114	11,171
Amount paid for shares redeemed	(243,741)	(230,263)
Total C Shares	(176,110)	446,733
Net increase (decrease) in net assets resulting from capital transactions	(8,862,497)	25,156,568
Total Increase (Decrease) in Net Assets	(20,202,043)	10,201,028

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Value Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Net Assets
Beginning of period	375,397,923	365,196,895
End of period	$355,195,880	$375,397,923
Share Transactions:
R6 Shares:
Shares sold	693,920	3,582,098
Shares issued in reinvestment of distributions	7,272	6,424
Shares redeemed	(788,687)	(3,234,954)
Total R6 Shares	(87,495)	353,568
Institutional Shares:
Shares sold	1,518,568	6,268,444
Shares issued in reinvestment of distributions	153,421	129,674
Shares redeemed	(1,823,316)	(6,085,948)
Total Institutional Shares	(151,327)	312,170
Investor Shares:
Shares sold	11,339	36,311
Shares issued in reinvestment of distributions	2,461	2,377
Shares redeemed	(47,275)	(101,673)
Total Investor Shares	(33,475)	(62,985)
A Shares:
Shares sold	26,643	34,228
Shares issued in reinvestment of distributions	1,244	867
Shares redeemed	(26,035)	(34,514)
Total A Shares	1,852	581
C Shares:
Shares sold	1,706	20,194
Shares issued in reinvestment of distributions	370	330
Shares redeemed	(7,462)	(6,997)
Total C Shares	(5,386)	13,527

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(108,867)	$299,922
Net realized loss on investment securities transactions	(2,407,238)	(5,388,308)
Net realized gain from in-kind redemptions (Note 2)	10,749,819	25,849,556
Net change in unrealized appreciation of investment securities	28,354,533	7,287,032
Net increase in net assets resulting from operations	36,588,247	28,048,202
Distributions to Shareholders from Earnings:
R6 Shares	(112,297)	(116,155)
Institutional Shares	(121,585)	(75,467)
A Shares	—	(1,377)
Total distributions	(233,882)	(192,999)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	51,433,492	100,237,174
Reinvestment of distributions	71,779	77,098
Amount paid for shares redeemed	(38,174,276)	(79,194,150)
Total R6 Shares	13,330,995	21,120,122
Institutional Shares:
Proceeds from shares sold	268,902,785	203,066,493
Reinvestment of distributions	117,060	73,264
Amount paid for shares redeemed	(55,180,327)	(104,992,146)
Total Institutional Shares	213,839,518	98,147,611
A Shares:
Proceeds from shares sold	5,966,692	5,825,292
Reinvestment of distributions	—	1,377
Amount paid for shares redeemed	(3,180,706)	(1,149,415)
Total A Shares	2,785,986	4,677,254
C Shares:
Proceeds from shares sold	2,246,828	866,387
Amount paid for shares redeemed	(31,639)	(117,097)
Total C Shares	2,215,189	749,290
Net increase in net assets resulting from capital transactions	232,171,688	124,694,277
Total Increase in Net Assets	268,526,053	152,549,480

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Unconstrained Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Net Assets
Beginning of period	266,642,836	114,093,356
End of period	$535,168,889	$266,642,836
Share Transactions:
R6 Shares:
Shares sold	839,169	1,911,673
Shares issued in reinvestment of distributions	1,123	1,482
Shares redeemed	(634,483)	(1,501,436)
Total R6 Shares	205,809	411,719
Institutional Shares:
Shares sold	4,219,448	3,861,483
Shares issued in reinvestment of distributions	1,834	1,409
Shares redeemed	(928,844)	(1,995,977)
Total Institutional Shares	3,292,438	1,866,915
A Shares:
Shares sold	93,714	113,023
Shares issued in reinvestment of distributions	—	27
Shares redeemed	(49,200)	(22,290)
Total A Shares	44,514	90,760
C Shares:
Shares sold	35,077	16,676
Shares redeemed	(527)	(2,266)
Total C Shares	34,550	14,410

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Mid Core Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,322,513	$1,644,329
Net realized loss on investment securities transactions	(2,629,343)	(7,398,026)
Net realized gain from in-kind redemptions (Note 2)	4,846,310	19,880,384
Net change in unrealized appreciation (depreciation) of investment securities	17,490,295	(6,730,679)
Net increase in net assets resulting from operations	21,029,775	7,396,008
Distributions to Shareholders from Earnings:
R6 Shares	(385,332)	(160,048)
Institutional Shares	(1,310,989)	(889,882)
A Shares	(7,195)	(10,601)
C Shares	—	(640)
Total distributions	(1,703,516)	(1,061,171)
Capital Transactions:
R6 Shares:
Proceeds from shares sold	41,530,048	105,611,740
Reinvestment of distributions	218,643	160,047
Amount paid for shares redeemed	(29,592,614)	(69,650,221)
Total R6 Shares	12,156,077	36,121,566
Institutional Shares:
Proceeds from shares sold	84,865,963	231,542,253
Reinvestment of distributions	1,159,419	744,189
Amount paid for shares redeemed	(33,514,937)	(176,448,935)
Total Institutional Shares	52,510,445	55,837,507
A Shares:
Proceeds from shares sold	957,596	945,591
Reinvestment of distributions	6,934	10,519
Amount paid for shares redeemed	(600,670)	(627,204)
Total A Shares	363,860	328,906
C Shares:
Proceeds from shares sold	119,994	132,973
Reinvestment of distributions	—	640
Amount paid for shares redeemed	(43,761)	(74)
Total C Shares	76,233	133,539
Net increase in net assets resulting from capital transactions	65,106,615	92,421,518
Total Increase in Net Assets	84,432,874	98,756,355

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Small-Mid Core Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Net Assets
Beginning of period	220,893,791	122,137,436
End of period	$305,326,665	$220,893,791
Share Transactions:
R6 Shares:
Shares sold	1,007,173	2,784,984	(a)
Shares issued in reinvestment of distributions	5,344	4,146	(a)
Shares redeemed	(708,418)	(1,841,482	)(a)
Total R6 Shares	304,099	947,648
Institutional Shares:
Shares sold	2,044,840	6,146,595
Shares issued in reinvestment of distributions	28,320	19,265
Shares redeemed	(818,885)	(4,626,220)
Total Institutional Shares	1,254,275	1,539,640
A Shares:
Shares sold	22,770	24,869
Shares issued in reinvestment of distributions	170	274
Shares redeemed	(14,251)	(16,741)
Total A Shares	8,689	8,402
C Shares:
Shares sold	2,845	3,319	(a)
Shares issued in reinvestment of distributions	—	17	(a)
Shares redeemed	(1,092)	(2	)(a)
Total C Shares	1,753	3,334

(a)	For the period October 7, 2024 (commencement of operations) to September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Micro-Cap Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(56,571)	$(161,201)
Net realized loss on investment securities transactions	(171,047)	(3,067,177)
Net realized gain from in-kind redemptions (Note 2)	94,691	4,219,317
Net change in unrealized appreciation (depreciation) of investment securities	(673,021)	1,534,985
Net increase (decrease) in net assets resulting from operations	(805,948)	2,525,924
Distributions to Shareholders from Earnings:
Institutional Shares	—	(16,290)
Return of capital	—	(8,910)
Total distributions	—	(25,200)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	1,544,599	18,726,241
Reinvestment of distributions	—	24,029
Amount paid for shares redeemed	(590,712)	(18,406,293)
Total Institutional Shares	953,887	343,977
Net increase in net assets resulting from capital transactions	953,887	343,977
Total Increase in Net Assets	147,939	2,844,701
Net Assets
Beginning of period	21,914,205	19,069,504
End of period	$22,062,144	$21,914,205
Share Transactions:
Institutional Shares:
Shares sold	54,512	743,795
Shares issued in reinvestment of distributions	—	886
Shares redeemed	(21,214)	(724,475)
Total Institutional Shares	33,298	20,206

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Statements of Changes in Net Assets (continued)

	FullerThaler Behavioral Mid-Cap Equity Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$235,173	$369,424
Net realized loss on investment securities transactions	(561,403)	(4,214,808)
Net realized gain from in-kind redemptions (Note 2)	1,925,630	7,436,188
Net change in unrealized appreciation of investment securities	7,278,889	5,491,767
Net increase in net assets resulting from operations	8,878,289	9,082,571
Distributions to Shareholders from Earnings:
Institutional Shares	(399,907)	(250,877)
Total distributions	(399,907)	(250,877)
Capital Transactions:
Institutional Shares:
Proceeds from shares sold	25,411,029	102,017,644
Reinvestment of distributions	239,401	148,133
Amount paid for shares redeemed	(13,585,687)	(61,076,102)
Total Institutional Shares	12,064,743	41,089,675
Net increase in net assets resulting from capital transactions	12,064,743	41,089,675
Total Increase in Net Assets	20,543,125	49,921,369
Net Assets
Beginning of period	115,316,644	65,395,275
End of period	$135,859,769	$115,316,644
Share Transactions:
Institutional Shares:
Shares sold	871,281	3,951,151
Shares issued in reinvestment of distributions	8,379	5,827
Shares redeemed	(461,467)	(2,354,873)
Total Institutional Shares	418,193	1,602,105

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.23		$49.56	$37.18	$31.61	$36.83	$24.76

Income from investment operations:
Net investment income(a)	0.16		0.34	0.42	0.40	0.33	0.49
Net realized and unrealized gain (loss) on investments	0.90		4.00	12.76	5.63	(4.09)	11.71
Total from investment operations	1.06		4.34	13.18	6.03	(3.76)	12.20

Less distributions to shareholders from:
Net investment income	(0.33)		(0.37)	(0.45)	(0.29)	(0.18)	(0.13)
Net realized gains	—		(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(0.33)		(3.67)	(0.80)	(0.46)	(1.46)	(0.13)

Net asset value, end of period	$50.96		$50.23	$49.56	$37.18	$31.61	$36.83

Total Return(b)	2.10	%(c)	8.98%	35.90%	19.16%	(10.81)%	49.38%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,651,119		$2,704,205	$2,435,752	$1,794,005	$1,335,836	$1,395,653
Before waiver or recoupment:
Ratio of expenses to average net assets	0.63	%(d)	0.64%	0.63%	0.64%	0.65%	0.64%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.63	%(d)	0.64%	0.63%	0.64%	0.65%	0.64%
Ratio of net investment income to average net assets	0.63	%(d)	0.74%	0.96%	1.10%	0.94%	1.42%
Portfolio turnover(e)(f)	14	%(c)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.70		$49.08	$36.83	$31.32	$36.51	$24.55

Income from investment operations:
Net investment income(a)	0.13		0.28	0.36	0.36	0.29	0.44
Net realized and unrealized gain (loss) on investments	0.88		3.96	12.65	5.57	(4.05)	11.62
Total from investment operations	1.01		4.24	13.01	5.93	(3.76)	12.06

Less distributions to shareholders from:
Net investment income	(0.27)		(0.32)	(0.41)	(0.25)	(0.15)	(0.10)
Net realized gains	—		(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(0.27)		(3.62)	(0.76)	(0.42)	(1.43)	(0.10)

Net asset value, end of period	$50.44		$49.70	$49.08	$36.83	$31.32	$36.51

Total Return(b)	2.03	%(c)	8.84%	35.75%	19.03%	(10.90)%	49.24%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,859,976		$7,892,009	$7,340,677	$4,654,951	$3,439,879	$3,599,929
Before waiver or recoupment:
Ratio of expenses to average net assets	0.77	%(d)	0.76%	0.76%	0.75%	0.74%	0.75%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.77	%(d)	0.76%	0.76%	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	0.50	%(d)	0.61%	0.84%	0.98%	0.83%	1.28%
Portfolio turnover(e)(f)	14	%(c)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - Investor Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.21		$48.64	$36.53	$31.08	$36.25	$24.39

Income from investment operations:
Net investment income(a)	0.05		0.15	0.23	0.25	0.19	0.34
Net realized and unrealized gain (loss) on investments	0.88		3.92	12.54	5.52	(4.02)	11.55
Total from investment operations	0.93		4.07	12.77	5.77	(3.83)	11.89

Less distributions to shareholders from:
Net investment income	(0.14)		(0.20)	(0.31)	(0.15)	(0.06)	(0.03)
Net realized gains	—		(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(0.14)		(3.50)	(0.66)	(0.32)	(1.34)	(0.03)

Net asset value, end of period	$50.00		$49.21	$48.64	$36.53	$31.08	$36.25

Total Return(b)	1.89	%(c)	8.53%	35.36%	18.65%	(11.15)%	48.79%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$622,179		$626,857	$583,449	$347,885	$261,786	$273,271
Before waiver or recoupment:
Ratio of expenses to average net assets	1.05	%(d)	1.05%	1.05%	1.05%	1.03%	1.03%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.05	%(d)	1.05%	1.05%	1.05%	1.03%	1.03%
Ratio of net investment income to average net assets	0.21	%(d)	0.33%	0.54%	0.69%	0.55%	1.01%
Portfolio turnover(e)(f)	14	%(c)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - A Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.06		$48.54	$36.45	$31.00	$36.18	$24.38

Income from investment operations:
Net investment income(a)	0.04		0.15	0.24	0.25	0.21	0.40
Net realized and unrealized gain (loss) on investments	0.87		3.89	12.51	5.52	(4.04)	11.48
Total from investment operations	0.91		4.04	12.75	5.77	(3.83)	11.88

Less distributions to shareholders from:
Net investment income	(0.16)		(0.22)	(0.31)	(0.15)	(0.07)	(0.08)
Net realized gains	—		(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	(0.16)		(3.52)	(0.66)	(0.32)	(1.35)	(0.08)

Net asset value, end of period	$49.81		$49.06	$48.54	$36.45	$31.00	$36.18

Total Return (excludes sales charge)(b)	1.85	%(c)	8.50%	35.36%	18.69%	(11.15)%	48.80%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$39,439		$30,921	$17,326	$11,313	$9,345	$7,408
Before waiver or recoupment:
Ratio of expenses to average net assets	1.13	%(d)	1.07%	1.04%	1.04%	1.02%	1.02%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.13	%(d)	1.07%	1.04%	1.04%	1.02%	1.02%
Ratio of net investment income to average net assets	0.15	%(d)	0.33%	0.55%	0.69%	0.60%	1.15%
Portfolio turnover(e)(f)	14	%(c)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Equity Fund - C Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.03		$47.63	$35.79	$30.49	$35.75	$24.16

Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.12)	(0.02)	0.03	(0.02)	0.17
Net realized and unrealized gain (loss) on investments	0.86		3.82	12.30	5.44	(3.96)	11.42
Total from investment operations	0.77		3.70	12.28	5.47	(3.98)	11.59

Less distributions to shareholders from:
Net investment income	—		—	(0.09)	—	—	—
Net realized gains	—		(3.30)	(0.35)	(0.17)	(1.28)	—
Total from distributions	—		(3.30)	(0.44)	(0.17)	(1.28)	—

Net asset value, end of period	$48.80		$48.03	$47.63	$35.79	$30.49	$35.75

Total Return (excludes sales charge)(b)	1.60	%(c)	7.87%	34.59%	17.97%	(11.70)%	47.97%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,339		$12,497	$14,473	$12,779	$10,923	$10,096
Before waiver or recoupment:
Ratio of expenses to average net assets	1.63	%(d)	1.64%	1.63%	1.64%	1.65%	1.64%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.63	%(d)	1.64%	1.63%	1.64%	1.65%	1.64%
Ratio of net investment income (loss) to average net assets	(0.37	)%(d)	(0.27)%	(0.04)%	0.10%	(0.05)%	0.50%
Portfolio turnover(e)(f)	14	%(c)	28%	41%	35%	35%	31%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.85		$45.25	$32.94	$26.90	$43.92	$28.12

Income from investment operations:
Net investment loss(a)	(0.13)		(0.26)	(0.21)	(0.17)	(0.15)	(0.27)
Net realized and unrealized gain (loss) on investments	2.56		7.86	12.52	6.21	(10.34)	16.07
Total from investment operations	2.43		7.60	12.31	6.04	(10.49)	15.80

Less distributions to shareholders from:
Net realized gains	—		—	—	—	(6.53)	—
Total from distributions	—		—	—	—	(6.53)	—

Net asset value, end of period	$55.28		$52.85	$45.25	$32.94	$26.90	$43.92

Total Return(b)	4.60	%(c)	16.80%	37.37%	22.45%	(28.48)%	56.19%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,172,372		$942,205	$437,569	$55,874	$16,759	$5,940
Before waiver or recoupment:
Ratio of expenses to average net assets	0.90	%(d)	0.95%	0.95%	0.98%	1.09%	1.06%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.89	%(d)	0.90%	0.86%	0.87%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.47	)%(d)	(0.56)%	(0.50)%	(0.51)%	(0.46)%	(0.73)%
Portfolio turnover(e)(f)	57	%(c)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.46		$44.96	$32.76	$26.77	$43.79	$28.06

Income from investment operations:
Net investment loss(a)	(0.16)		(0.30)	(0.25)	(0.18)	(0.24)	(0.31)
Net realized and unrealized gain (loss) on investments	2.53		7.80	12.45	6.17	(10.25)	16.04
Total from investment operations	2.37		7.50	12.20	5.99	(10.49)	15.73

Less distributions to shareholders from:
Net realized gains	—		—	—	—	(6.53)	—
Total from distributions	—		—	—	—	(6.53)	—

Net asset value, end of period	$54.83		$52.46	$44.96	$32.76	$26.77	$43.79

Total Return(b)	4.52	%(c)	16.68%	37.24%	22.38%	(28.57)%	56.06%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,888,096		$2,349,764	$1,401,400	$253,671	$95,249	$104,236
Before waiver or recoupment:
Ratio of expenses to average net assets	1.07	%(d)	1.09%	1.08%	1.12%	1.18%	1.12%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.99	%(d)	1.00%	0.96%	0.97%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.57	)%(d)	(0.66)%	(0.60)%	(0.56)%	(0.72)%	(0.79)%
Portfolio turnover(e)(f)	57	%(c)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - Investor Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.28		$44.08	$32.21	$26.40	$43.36	$27.86

Income from investment operations:
Net investment loss(a)	(0.23)		(0.43)	(0.36)	(0.26)	(0.33)	(0.41)
Net realized and unrealized gain (loss) on investments	2.47		7.63	12.23	6.07	(10.10)	15.91
Total from investment operations	2.24		7.20	11.87	5.81	(10.43)	15.50

Less distributions to shareholders from:
Net realized gains	—		—	—	—	(6.53)	—
Total from distributions	—		—	—	—	(6.53)	—

Net asset value, end of period	$53.52		$51.28	$44.08	$32.21	$26.40	$43.36

Total Return(b)	4.37	%(c)	16.33%	36.85%	22.01%	(28.74)%	55.64%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$86,430		$77,729	$46,284	$13,075	$3,095	$3,245
Before waiver or recoupment:
Ratio of expenses to average net assets	1.32	%(d)	1.36%	1.36%	1.42%	1.48%	1.44%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.28	%(d)	1.29%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets	(0.87	)%(d)	(0.95)%	(0.89)%	(0.84)%	(0.99)%	(1.04)%
Portfolio turnover(e)(f)	57	%(c)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - A Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$51.10		$43.94	$32.12	$26.34	$43.30	$27.83

Income from investment operations:
Net investment loss(a)	(0.24)		(0.45)	(0.39)	(0.28)	(0.34)	(0.43)
Net realized and unrealized gain (loss) on investments	2.47		7.61	12.21	6.06	(10.09)	15.90
Total from investment operations	2.23		7.16	11.82	5.78	(10.43)	15.47

Less distributions to shareholders from:
Net realized gains	—		—	—	—	(6.53)	—
Total from distributions	—		—	—	—	(6.53)	—

Net asset value, end of period	$53.33		$51.10	$43.94	$32.12	$26.34	$43.30

Total Return (excludes sales charge)(b)	4.36	%(c)	16.29%	36.80%	21.94%	(28.78)%	55.59%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$31,217		$26,607	$13,744	$1,448	$340	$365
Before waiver or recoupment:
Ratio of expenses to average net assets	1.32	%(d)	1.33%	1.32%	1.39%	1.41%	1.35%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.32	%(d)	1.32%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets	(0.91	)%(d)	(0.99)%	(0.94)%	(0.88)%	(1.04)%	(1.08)%
Portfolio turnover(e)(f)	57	%(c)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Cap Growth Fund - C Shares

Financial Highlights

(For a share outstanding during each period)

	For the
	Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.29		$42.60	$31.30	$25.80	$42.72	$27.60

Income from investment operations:
Net investment loss(a)	(0.37)		(0.66)	(0.57)	(0.42)	(0.49)	(0.64)
Net realized and unrealized gain (loss) on investments	2.39		7.35	11.87	5.92	(9.90)	15.76
Total from investment operations	2.02		6.69	11.30	5.50	(10.39)	15.12

Less distributions to shareholders from:
Net realized gains	—		—	—	—	(6.53)	—
Total from distributions	—		—	—	—	(6.53)	—

Net asset value, end of period	$51.31		$49.29	$42.60	$31.30	$25.80	$42.72

Total Return (excludes sales charge)(b)	4.10	%(c)	15.70%	36.10%	21.32%	(29.12)%	54.78%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$28,263		$24,147	$18,716	$3,074	$709	$726
Before waiver or recoupment:
Ratio of expenses to average net assets	1.90	%(d)	1.95%	1.94%	2.00%	2.09%	2.03%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.83	%(d)	1.84%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment loss to average net assets	(1.41	)%(d)	(1.50)%	(1.44)%	(1.38)%	(1.52)%	(1.59)%
Portfolio turnover(e)(f)	57	%(c)	99%	82%	101%	102%	114%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Cap Growth Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.81		$34.83	$27.71	$26.53	$28.97	$19.00

Income from investment operations:
Net investment income(a)	0.37		0.56	0.51	0.41	0.28	0.24
Net realized and unrealized gain (loss) on investments	(0.72)		(1.06)	7.18	1.45	(2.21)	9.85
Total from investment operations	(0.35)		(0.50)	7.69	1.86	(1.93)	10.09

Less distributions to shareholders from:
Net investment income	(0.69)		(0.52)	(0.57)	(0.23)	(0.18)	(0.12)
Net realized gains	—		—	—	(0.45)	(0.33)	—
Total from distributions	(0.69)		(0.52)	(0.57)	(0.68)	(0.51)	(0.12)

Net asset value, end of period	$32.77		$33.81	$34.83	$27.71	$26.53	$28.97

Total Return(b)	(1.07	)%(c)	(1.45)%	28.00%	6.94%	(6.90)%	53.28%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$63,443		$68,408	$58,160	$216,829	$177,423	$158,664
Before waiver or recoupment:
Ratio of expenses to average net assets	0.84	%(d)	0.86%	0.88%	0.83%	0.83%	0.90%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.71	%(d)	0.72%	0.71%	0.77%	0.80%	0.80%
Ratio of net investment income to average net assets	2.22	%(d)	1.66%	1.65%	1.43%	0.92%	0.88%
Portfolio turnover(e)(f)	27	%(c)	18%	33%	15%	12%	14%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.77		$34.78	$27.66	$26.49	$28.94	$18.98

Income from investment operations:
Net investment income(a)	0.35		0.53	0.48	0.39	0.28	0.20
Net realized and unrealized gain (loss) on investments	(0.72)		(1.06)	7.16	1.44	(2.24)	9.86
Total from investment operations	(0.37)		(0.53)	7.64	1.83	(1.96)	10.06

Less distributions to shareholders from:
Net investment income	(0.63)		(0.48)	(0.52)	(0.21)	(0.16)	(0.10)
Net realized gains	—		—	—	(0.45)	(0.33)	—
Total from distributions	(0.63)		(0.48)	(0.52)	(0.66)	(0.49)	(0.10)

Net asset value, end of period	$32.77		$33.77	$34.78	$27.66	$26.49	$28.94

Total Return(b)	(1.10	)%(c)	(1.54)%	27.86%	6.84%	(7.00)%	53.13%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$283,435		$297,191	$295,239	$184,154	$135,239	$25,889
Before waiver or recoupment:
Ratio of expenses to average net assets	1.02	%(d)	0.99%	1.04%	0.97%	0.95%	1.02%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.81	%(d)	0.82%	0.81%	0.86%	0.90%	0.90%
Ratio of net investment income to average net assets	2.13	%(d)	1.55%	1.53%	1.36%	0.94%	0.76%
Portfolio turnover(e)(f)	27	%(c)	18%	33%	15%	12%	14%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - Investor Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.57		$34.59	$27.50	$26.36	$28.82	$18.90

Income from investment operations:
Net investment income(a)	0.29		0.39	0.38	0.31	0.19	0.13
Net realized and unrealized gain (loss) on investments	(0.71)		(1.04)	7.12	1.43	(2.22)	9.82
Total from investment operations	(0.42)		(0.65)	7.50	1.74	(2.03)	9.95

Less distributions to shareholders from:
Net investment income	(0.52)		(0.37)	(0.41)	(0.15)	(0.10)	(0.03)
Net realized gains	—		—	—	(0.45)	(0.33)	—
Total from distributions	(0.52)		(0.37)	(0.41)	(0.60)	(0.43)	(0.03)

Net asset value, end of period	$32.63		$33.57	$34.59	$27.50	$26.36	$28.82

Total Return(b)	(1.26	)%(c)	(1.91)%	27.44%	6.53%	(7.23)%	52.70%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,526		$5,782	$8,135	$8,110	$5,809	$2,509
Before waiver or recoupment:
Ratio of expenses to average net assets	1.26	%(d)	1.27%	1.32%	1.25%	1.23%	1.31%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.17	%(d)	1.17%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	1.73	%(d)	1.16%	1.20%	1.08%	0.63%	0.50%
Portfolio turnover(e)(f)	27	%(c)	18%	33%	15%	12%	14%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,			For the Period Ended September 30,
	(Unaudited)		2025	2024	2023	2022(a)
Net asset value, beginning of period	$33.51		$34.57	$27.56	$26.48	$29.98

Income from investment operations:
Net investment income(b)	0.28		0.39	0.36	0.32	0.14
Net realized and unrealized gain (loss) on investments	(0.72)		(1.05)	7.13	1.42	(3.64)
Total from investment operations	(0.44)		(0.66)	7.49	1.74	(3.50)

Less distributions to shareholders from:
Net investment income	(0.56)		(0.40)	(0.48)	(0.21)	—
Net realized gains	—		—	—	(0.45)	—
Total from distributions	(0.56)		(0.40)	(0.48)	(0.66)	—

Net asset value, end of period	$32.51		$33.51	$34.57	$27.56	$26.48

Total Return (excludes sales charge)(c)	(1.32	)%(d)	(1.92)%	27.37%	6.49%	(11.67	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,451		$2,464	$2,523	$1,717	$76
Before waiver or recoupment:
Ratio of expenses to average net assets	1.23	%(e)	1.22%	1.26%	1.20%	1.14	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.22	%(e)	1.22%	1.20%	1.20%	1.14	%(e)
Ratio of net investment income to average net assets	1.72	%(e)	1.14%	1.15%	1.11%	0.83	%(e)
Portfolio turnover(f)(g)	27	%(d)	18%	33%	15%	12	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Value Fund - C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,			For the Period Ended September 30,
	(Unaudited)		2025	2024	2023	2022(a)
Net asset value, beginning of period	$33.19		$34.29	$27.38	$26.40	$29.98

Income from investment operations:
Net investment income(b)	0.20		0.22	0.20	0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.72)		(1.04)	7.07	1.42	(3.60)
Total from investment operations	(0.52)		(0.82)	7.27	1.59	(3.58)

Less distributions to shareholders from:
Net investment income	(0.32)		(0.28)	(0.36)	(0.16)	—
Net realized gains	—		—	—	(0.45)	—
Total from distributions	(0.32)		(0.28)	(0.36)	(0.61)	—

Net asset value, end of period	$32.35		$33.19	$34.29	$27.38	$26.40

Total Return (excludes sales charge)(c)	(1.56	)%(d)	(2.42)%	26.72%	5.94%	(11.94	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,340		$1,553	$1,141	$321	$48
Before waiver or recoupment:
Ratio of expenses to average net assets	1.85	%(e)	1.85%	1.89%	1.83%	1.84	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.72	%(e)	1.73%	1.70%	1.70%	1.70	%(e)
Ratio of net investment income to average net assets	1.21	%(e)	0.67%	0.63%	0.60%	0.14	%(e)
Portfolio turnover(f)(g)	27	%(d)	18%	33%	15%	12	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Mid-Cap Value Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$57.61		$50.75	$35.85	$29.55	$38.06	$27.47

Income from investment operations:
Net investment income (loss)(a)	0.01		0.13	0.12	0.11	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	7.71		6.82	14.90	6.19	(8.52)	10.73
Total from investment operations	7.72		6.95	15.02	6.30	(8.51)	10.70

Less distributions to shareholders from:
Net investment income	(0.08)		(0.09)	(0.12)	—	—	(0.03)
Net realized gains	—		—	—	—	—	(0.08)
Total from distributions	(0.08)		(0.09)	(0.12)	—	—	(0.11)

Net asset value, end of period	$65.25		$57.61	$50.75	$35.85	$29.55	$38.06

Total Return(b)	13.40	%(c)	13.72%	41.98%	21.32%	(22.36)%	39.01%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$109,590		$84,899	$53,896	$33,502	$31,913	$68,584
Before waiver or recoupment:
Ratio of expenses to average net assets	0.95	%(d)	1.03%	1.14%	1.23%	1.19%	1.02%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	%(d)	0.91%	0.87%	0.88%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.03	%(d)	0.25%	0.28%	0.32%	0.02%	(0.07)%
Portfolio turnover(e)(f)	5	%(c)	20%	19%	19%	25%	38%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$57.52		$50.64	$35.73	$29.47	$38.00	$27.43

Income from investment operations:
Net investment income (loss)(a)	(0.02)		0.07	0.07	0.08	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	7.70		6.87	14.92	6.18	(8.51)	10.72
Total from investment operations	7.68		6.94	14.99	6.26	(8.53)	10.66

Less distributions to shareholders from:
Net investment income	(0.03)		(0.06)	(0.08)	—	—	(0.01)
Net realized gains	—		—	—	—	—	(0.08)
Total from distributions	(0.03)		(0.06)	(0.08)	—	—	(0.09)

Net asset value, end of period	$65.17		$57.52	$50.64	$35.73	$29.47	$38.00

Total Return(b)	13.36	%(c)	13.71%	42.01%	21.24%	(22.45)%	38.90%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$410,634		$173,035	$57,800	$13,592	$10,313	$10,238
Before waiver or recoupment:
Ratio of expenses to average net assets	1.07	%(d)	1.14%	1.27%	1.42%	1.31%	1.12%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.99	%(d)	1.02%	0.97%	0.98%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.07	)%(d)	0.13%	0.15%	0.23%	(0.04)%	(0.17)%
Portfolio turnover(e)(f)	5	%(c)	20%	19%	19%	25%	38%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,				For the Period Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$57.09		$50.35	$35.51	$29.36	$37.99	$37.77

Income from investment operations:
Net investment loss(b)	(0.12)		(0.11)	(0.13)	(0.03)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	7.71		6.88	14.97	6.18	(8.49)	0.30
Total from investment operations	7.59		6.77	14.84	6.15	(8.63)	0.22

Less distributions to shareholders from:
Net investment income	—		(0.03)	—	—	—	—
Total from distributions	—		(0.03)	—	—	—	—

Net asset value, end of period	$64.68		$57.09	$50.35	$35.51	$29.36	$37.99

Total Return (excludes sales charge)(c)	13.29	%(d)	13.45%	41.79%	20.95%	(22.72)%	0.58	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,840		$7,028	$1,628	$57	$37	$47
Before waiver or recoupment:
Ratio of expenses to average net assets	1.40	%(e)	1.44%	1.58%	1.73%	1.56%	1.31	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.33	%(e)	1.35%	1.30%	1.30%	1.30%	1.30	%(e)
Ratio of net investment loss to average net assets	(0.40	)%(e)	(0.21)%	(0.29)%	(0.09)%	(0.38)%	(0.61	)%(e)
Portfolio turnover(f)(g)	5	%(d)	20%	19%	19%	25%	38	%(d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Unconstrained Equity Fund - C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,				For the Period Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021(a)
Net asset value, beginning of period	$56.26		$49.74	$35.10	$29.12	$37.93	$37.77

Income from investment operations:
Net investment loss(b)	(0.27)		(0.34)	(0.36)	(0.20)	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments	7.71		6.86	15.00	6.18	(8.53)	0.30
Total from investment operations	7.44		6.52	14.64	5.98	(8.81)	0.16

Net asset value, end of period	$63.70		$56.26	$49.74	$35.10	$29.12	$37.93

Total Return (excludes sales charge)(c)	13.22	%(d)	13.11%	41.71%	20.54%	(23.23)%	0.42	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,105		$1,681	$770	$29	$24	$25
Before waiver or recoupment:
Ratio of expenses to average net assets	1.96	%(e)	2.05%	2.11%	2.32%	2.21%	2.05	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.82	%(e)	1.84%	1.80%	1.80%	1.80%	1.80	%(e)
Ratio of net investment loss to average net assets	(0.87	)%(e)	(0.67)%	(0.79)%	(0.58)%	(0.80)%	(1.06	)%(e)
Portfolio turnover(f)(g)	5	%(d)	20%	19%	19%	25%	38	%(d)

(a)	For the period May 27, 2021 (commencement of operations) to September 30, 2021.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Unconstrained Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Unconstrained Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - R6 Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Period Ended September 30,
	(Unaudited)		2025(a)
Net asset value, beginning of period	$39.53		$39.15

Income from investment operations:
Net investment income(b)	0.23		0.44
Net realized and unrealized gain on investments	3.19		0.30
Total from investment operations	3.42		0.74

Less distributions to shareholders from:
Net investment income	(0.30)		(0.36)
Total from distributions	(0.30)		(0.36)

Net asset value, end of period	$42.65		$39.53

Total Return(c)	8.68	%(d)	1.90	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$53,385		$37,464
Before waiver or recoupment:
Ratio of expenses to average net assets	0.90	%(e)	0.94	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.79	%(e)	0.79	%(e)
Ratio of net investment income to average net assets	1.10	%(e)	1.14	%(e)
Portfolio turnover(f)(g)	3	%(d)	25	%(d)

(a)	For the period October 7, 2024 (commencement of operations) to September 30, 2025.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.53		$39.54	$31.18	$26.54	$35.99	$23.59

Income from investment operations:
Net investment income(a)	0.21		0.38	0.41	0.34	0.32	0.10
Net realized and unrealized gain (loss) on investments	3.19		(0.07)	8.24	4.58	(7.80)	12.41
Total from investment operations	3.40		0.31	8.65	4.92	(7.48)	12.51

Less distributions to shareholders from:
Net investment income	(0.26)		(0.32)	(0.29)	(0.28)	(0.13)	(0.11)
Net realized gains	—		—	—	—	(1.84)	—
Total from distributions	(0.26)		(0.32)	(0.29)	(0.28)	(1.97)	(0.11)

Net asset value, end of period	$42.67		$39.53	$39.54	$31.18	$26.54	$35.99

Total Return(b)	8.63	%(c)	0.80%	27.90%	18.61%	(22.13)%	53.10%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$249,215		$181,316	$120,481	$41,564	$6,757	$5,149
Before waiver or recoupment:
Ratio of expenses to average net assets	1.03	%(d)	1.11%	1.19%	1.35%	2.56%	2.69%
After waiver or recoupment:
Ratio of net expenses to average net assets	0.90	%(d)	0.92%	0.88%	0.93%	0.95%	0.95%
Ratio of net investment income to average net assets	1.01	%(d)	1.00%	1.15%	1.09%	0.99%	0.30%
Portfolio turnover(e)(f)	3	%(c)	25%	19%	41%	37%	35%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(f)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - A Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,			For the Period Ended September 30,
	(Unaudited)		2025	2024	2023	2022(a)
Net asset value, beginning of period	$39.23		$39.30	$31.05	$26.49	$32.58

Income from investment operations:
Net investment income(b)	0.12		0.25	0.28	0.26	0.17
Net realized and unrealized gain (loss) on investments	3.17		(0.09)	8.20	4.55	(6.26)
Total from investment operations	3.29		0.16	8.48	4.81	(6.09)

Less distributions to shareholders from:
Net investment income	(0.14)		(0.23)	(0.23)	(0.25)	—
Total from distributions	(0.14)		(0.23)	(0.23)	(0.25)	—

Net asset value, end of period	$42.38		$39.23	$39.30	$31.05	$26.49

Total Return (excludes sales charge)(c)	8.41	%(d)	0.41%	27.43%	18.20%	(18.69	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,511		$1,983	$1,657	$567	$3
Before waiver or recoupment:
Ratio of expenses to average net assets	1.31	%(e)	1.39%	1.50%	1.62%	2.72	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.29	%(e)	1.30%	1.26%	1.26%	1.26	%(e)
Ratio of net investment income to average net assets	0.58	%(e)	0.67%	0.79%	0.82%	1.00	%(e)
Portfolio turnover(f)(g)	3	%(d)	25%	19%	41%	37	%(d)

(a)	For the period March 10, 2022 (commencement of operations) to September 30, 2022.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Small-Mid Core Equity Fund - C Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Period Ended September 30,
	(Unaudited)		2025(a)
Net asset value, beginning of period	$39.20		$39.15

Income from investment operations:
Net investment income (loss)(b)	(0.01)		0.09
Net realized and unrealized gain on investments	3.20		0.27
Total from investment operations	3.19		0.36

Less distributions to shareholders from:
Net investment income	—		(0.31)
Total from distributions	—		(0.31)

Net asset value, end of period	$42.39		$39.20

Total Return (excludes sales charge)(c)	8.14	%(d)	0.92	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$216		$131
Before waiver or recoupment:
Ratio of expenses to average net assets	1.90	%(e)	1.91	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	1.79	%(e)	1.74	%(e)
Ratio of net investment income (loss) to average net assets	(0.04	)%(e)	0.23	%(e)
Portfolio turnover(f)(g)	3	%(d)	25	%(d)

(a)	For the period October 7, 2024 (commencement of operations) to September 30, 2025.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Mid Core Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Small-Mid Core Equity Fund as a whole without distinguishing among the classes of shares.
(g)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Micro-Cap Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.78		$24.81	$23.92	$21.67	$34.45	$17.79

Income from investment operations:
Net investment income (loss)(a)	(0.07)		(0.20)	0.06	0.11	(0.17)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.88)		3.20	0.83	2.14	(9.86)	16.78
Total from investment operations	(0.95)		3.00	0.89	2.25	(10.03)	16.76

Less distributions to shareholders from:
Net investment income	—		(0.02)	—	—	—	(0.10)
Net realized gains	—		—	—	—	(2.75)	—
Return of capital	—		(0.01)	—	—	—	—
Total from distributions	—		(0.03)	—	—	(2.75)	(0.10)

Net asset value, end of period	$26.83		$27.78	$24.81	$23.92	$21.67	$34.45

Total Return(b)	(3.42	)%(c)	12.11%	3.72%	10.38%	(31.87)%	94.37%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,062		$21,914	$19,070	$18,044	$13,674	$13,695
Before waiver or recoupment:
Ratio of expenses to average net assets	2.06	%(d)	2.15%	2.14%	2.13%	2.19%	2.30%
After waiver or recoupment:
Ratio of net expenses to average net assets	1.31	%(d)	1.33%	1.32%	1.41%	1.45%	1.52%
Ratio of net investment income (loss) to average net assets	(0.52	)%(d)	(0.81)%	0.23%	0.45%	(0.58)%	(0.05)%
Portfolio turnover(e)	57	%(c)	111%	86%	78%	74%	78%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Micro-Cap Equity Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Behavioral Mid-Cap Equity Fund - Institutional Shares

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2026		For the Year Ended September 30,	For the Period Ended September 30,
	(Unaudited)		2025	2024(a)
Net asset value, beginning of period	$27.73		$25.58	$20.00

Income from investment operations:
Net investment income(b)	0.05		0.10	0.16
Net realized and unrealized gain on investments	1.99		2.12	5.46
Total from investment operations	2.04		2.22	5.62

Less distributions to shareholders from:
Net investment income	(0.09)		(0.07)	(0.04)
Total from distributions	(0.09)		(0.07)	(0.04)

Net asset value, end of period	$29.68		$27.73	$25.58

Total Return(c)	7.38	%(d)	8.71%	28.13	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$135,860		$115,317	$65,395
Before waiver or recoupment:
Ratio of expenses to average net assets	0.94	%(e)	1.02%	1.49	%(e)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.80	%(e)	0.82%	0.80	%(e)(f)
Ratio of net investment income to average net assets	0.37	%(e)	0.39%	0.68	%(e)
Portfolio turnover(g)(h)	10	%(d)	19%	13	%(d)

(a)	For the period October 2, 2023 (commencement of operations) to September 30, 2024.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	The expense cap changed from 0.88% to 0.79% effective January 29, 2024.
(g)	Portfolio turnover is calculated on the basis on the Mid-Cap Equity Fund as a whole without distinguishing among the classes of shares.
(h)	Portfolio turnover excludes securities delivered as a result of a redemption in-kind.

See accompanying notes which are an integral part of these financial statements.

FullerThaler Funds

Notes to the Financial Statements

March 31, 2026 - (Unaudited)

NOTE 1. ORGANIZATION

The FullerThaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the FullerThaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) and the FullerThaler Behavioral Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”), (each a “Fund” and, collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified (Unconstrained Equity Fund is non-diversified) series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “FullerThaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund each currently offer five share classes: R6 Shares, Institutional Shares, Investor Shares, A Shares and C Shares. The Unconstrained Equity Fund currently offers four share classes: R6 Shares, Institutional Shares, A Shares and C Shares. The Unconstrained Equity Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase. The Small-Mid Core Equity Fund currently offers four share classes: Institutional Shares, A Shares, R6 Shares and C Shares. The Micro-Cap Equity Fund and Mid-Cap Equity Fund currently offers one share class: Institutional Shares. A Shares have a maximum sales charge on purchases of up to 5.75% and a Contingent Deferred Sales Charge (“CDSC”) on redemptions made within 12 months from the date of purchase and a CDSC of 0.50% on redemptions made more than 12 months but less than 18 months from the date of purchase. C Shares impose a 1.00% CDSC on redemptions made within 12 months from the date of purchase. A Shares and C Shares may be purchased without a sales charge under certain circumstances. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

In-Kind Redemptions – The Funds intend to redeem shares in cash. However, if the amount an investor is redeeming is over the lesser of $250,000 or 1% of a Fund’s NAV, the Funds have the right to redeem such shares by giving the investor the amount that exceeds the lesser of $250,000 or 1% of a Fund’s NAV in securities instead of cash, which is referred

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

to as a “redemption in-kind.” In the event that a redemption in kind is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

During the six months ended March 31, 2026, the following Funds had shares redeemed that included in-kind redemption transactions:

	Redemptions In-Kind
Fund/Class	Shares	Value of Securities	Cash	Total Amount	Realized Gains
Small-Cap Equity Fund - R6 Shares	8,267,915	$395,264,743	$27,014,551	$422,279,294	$312,720,824
Small-Cap Growth Fund - R6 Shares	3,971,716	208,974,828	6,238,276	215,213,104	129,698,541
Mid-Cap Value Fund - R6 Shares	383,794	11,898,998	298,767	12,197,765	3,898,961
Unconstrained Equity Fund - R6 Shares	487,243	27,537,580	798,859	28,336,439	10,749,819
Small-Mid Core Equity Fund - R6 Shares	323,902	12,951,112	275,657	13,226,769	4,846,310
Micro-Cap Equity Fund - Institutional Shares	5,552	150,209	5,394	155,603	94,691
Mid-Cap Equity Fund - Institutional Shares	144,516	4,154,092	92,945	4,247,037	1,925,630

The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The calendar year-end classification of distributions received from real estate investment trusts (REITs), which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of the underlying K-1. Withholding taxes on foreign dividends, if any, have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with Mitsubishi UFJ Trust and Banking Corp. (“Mitsubishi”). Under the terms of the SLA, each Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets (as permitted by the 1940 Act) to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned,

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marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Invesco Government & Agency Portfolio, as noted in each lending Fund’s respective Schedule of Investments. Cash collateral is also invested in deposit accounts as part of the IntraFi Network Deposit Placement Agreement. IntraFi Network Deposits is a service that provides FDIC insurance for large deposits through a network of banks. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay Mitsubishi fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. A Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

At March 31, 2026, the value of securities loaned and cash collateral received are as follows:

	Value of Securities Loaned	Cash Collateral Received
Small-Cap Equity Fund	$59,418,465	$60,768,982
Small-Cap Growth Fund	164,700,703	168,047,085
Mid-Cap Value Fund	21,850,461	22,376,759
Unconstrained Equity Fund	-	-
Small-Mid Core Equity Fund	-	-
Micro-Cap Equity Fund	467,016	480,375
Mid-Cap Equity Fund	-	-

Disclosures about Offsetting Assets and Liabilities – The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax

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Notes to the Financial Statements (continued)

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regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

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●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

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Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,485,227,496	$—	$—	$10,485,227,496
Collateral for Securities Loaned	22,138,140	—	—	22,138,140
Money Market Funds	638,310,638	—	—	638,310,638
Total	$11,145,676,274	$—	$—	$11,145,676,274

Small-Cap Growth Fund
Common Stocks(a)	$4,105,067,767	$—	$—	$4,105,067,767
Collateral for Securities Loaned	61,219,553	—	—	61,219,553
Money Market Funds	133,462,173	—	—	133,462,173
Total	$4,299,749,493	$—	$—	$4,299,749,493

Mid-Cap Value Fund
Common Stocks(a)	$350,829,502	$—	$—	$350,829,502
Collateral for Securities Loaned	8,151,853	—	—	8,151,853
Total	$358,981,355	$—	$—	$358,981,355

Unconstrained Equity Fund
Common Stocks(a)	$531,781,534	$—	$—	$531,781,534

Small-Mid Core Equity Fund
Common Stocks(a)	$300,699,987	$—	$—	$300,699,987

Micro-Cap Equity Fund
Common Stocks(a)	$21,905,694	$—	$—	$21,905,694
Collateral for Securities Loaned	175,001	—	—	175,001
Total	$22,080,695	$—	$—	$22,080,695

Mid-Cap Equity Fund
Common Stocks(a)	$129,928,081	$—	$—	$129,928,081

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund		Small-Mid Core Equity Fund	Micro-Cap Equity Fund	Mid-Cap Equity Fund
Investment Adviser fee rate	0.60%	0.85%	0.74%	0.74	%*	0.74%	1.00%	0.75%
Investment Adviser fee earned	$34,028,785	$16,556,865	$1,361,771	$1,624,887		$1,033,898	$159,260	$478,294
Fees waived and/or expenses reimbursed by Adviser	$—	$(1,124,428)	$(340,624)	$(132,961)		$(169,502)	$(82,233)	$(91,245)
Payable to / (Receivable from) Adviser	$5,749,630	$2,805,804	$171,517	$348,189		$171,134	$12,932	$71,926

*	FullerThaler has agreed to contractually waive its management fee of 0.85% for all share classes of the FullerThaler Behavioral Unconstrained Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by this Expense Limitation Agreement for the FullerThaler Funds dated January 28, 2026, and expiring on January 31, 2027.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2027 (“Expense Limitation”):

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Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

	R6 Shares	Institutional Shares	Investor Shares	A Shares	C Shares
Small-Cap Equity Fund	0.80%	0.92%	1.25%	1.30%	1.80%
Small-Cap Growth Fund	0.87%	0.99%	1.31%	1.36%	1.88%
Mid-Cap Value Fund	0.69%	0.79%	1.15%	1.20%	1.70%
Unconstrained Equity Fund	0.84%	0.94%		1.30%	1.80%
Small-Mid Core Equity Fund	0.77%	0.87%		1.26%	1.76%
Micro-Cap Equity Fund		1.29%
Mid-Cap Equity Fund		0.79%

Prior to January 28, 2026, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year) did not exceed 0.75% and 0.85% for the R6 Shares and Institutional Shares of the Mid-Cap Value Fund; 0.93% for the Institutional Shares of the Small-Mid Core Equity Fund; and 1.40% for the Institutional Shares of the Micro-Cap Equity Fund.

During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

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Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

As of March 31, 2026, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund
September 30, 2026	$—	$192,533	$254,624	$82,692
September 30, 2027	—	1,142,539	820,587	187,338
September 30, 2028	—	2,100,872	662,732	228,193
March 31, 2029	—	1,124,428	340,624	132,961
	$—	$4,560,372	$2,078,567	$631,184

Recoverable Through	Small-Mid Core Equity Fund	Micro-Cap Equity Fund	Mid-Cap Equity Fund
September 30, 2026	$65,675	$67,741	$—
September 30, 2027	221,795	155,207	173,776
September 30, 2028	295,466	162,519	185,113
March 31, 2029	169,502	82,233	91,245
	$752,438	$467,700	$450,134

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

Officers of the Trust are employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

The Funds have adopted a Distribution Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act. The 12b-1 Plan provides that the Funds will pay the Distributor and/or any

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares and A Shares and 1.00% of the average daily net assets of each Fund’s C Shares in connection with the promotion and distribution of each Fund’s Investor Shares, A Shares and C Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Under the 12b-1 Plan, the 1.00% C Share 12b-1 fee includes a 0.25% service fee. Over time, 12b-1 fees will increase the cost of your investment in a Fund’s Investor, A, and C Shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s Investor, A, and C Shares on an on-going basis. For the six months ended March 31, 2026, 12b-1 expenses incurred by the Funds were as follows:

Distribution Fees	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund	Unconstrained Equity Fund	Small-Mid Core Equity Fund
Investor Shares	$807,791	$105,920	$6,475	$—	$—
A Shares	47,620	38,236	3,111	11,465	2,635
C Shares	60,797	133,455	6,948	12,661	560
Payable for 12b-1 fees	235,987	101,159	9,159	10,196	164

During the six months ended March 31, 2026, the Distributor retained the following amounts in sales commissions from the sales of A Shares of the Funds:

Small-Cap Equity Fund	$186
Small-Cap Growth Fund	6,783
Mid-Cap Value Fund	1,037
Unconstrained Equity Fund	3,108
Small-Mid Core Equity Fund	481

During the six months ended March 31, 2026, the Distributor received the following amounts in contingent deferred sales charges related to redemptions of C Shares of the Funds:

Small-Cap Equity Fund	$809
Small-Cap Growth Fund	46,936
Mid-Cap Value Fund	542
Unconstrained Equity Fund	21,853
Small-Mid Core Equity Fund	1,200

The Funds have adopted an Administrative Services Plan (the “Plan”) for Institutional Shares, Investor Shares, and A Shares of the Funds. The Plan allows the Funds to pay

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

financial intermediaries that provide services relating to Institutional Shares, Investor Shares, and A Shares. The Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share, Investor Share and A Share shareholders. The Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its A Shares and up to 0.20% of each Fund’s average daily net assets attributable to its Institutional Shares or Investor Shares. Effective March 7, 2023, Institutional Shares, Investor Shares and A Shares include an allocation of up to 0.03% of service fees payable to the Adviser for certain non-distribution related shareholder services that it provides pursuant to the Plan. Because these fees are paid respectively out of the assets of each Fund’s Institutional Shares, Investor Shares and A Shares on an ongoing basis, over time they will increase the cost of an investment in Institutional Shares, Investor Shares and A Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2026, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$1,889,274,845	$1,542,997,775
Small-Cap Growth Fund	2,905,375,966	2,150,747,064
Mid-Cap Value Fund	96,147,485	97,671,010
Unconstrained Equity Fund	285,267,339	20,369,032
Small-Mid Core Equity Fund	85,980,805	7,714,214
Micro-Cap Equity Fund	13,379,444	12,345,121
Mid-Cap Equity Fund	26,517,056	11,676,992

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2026.

For the six months ended March 31, 2026, in-kind purchases and sales transactions were as follows:

	In-Kind Purchases	In-Kind Sales
Small-Cap Equity Fund	$—	$395,264,743
Small-Cap Growth Fund	—	208,974,828
Mid-Cap Value Fund	—	11,898,998
Unconstrained Equity Fund	—	27,537,580
Small-Mid Core Equity Fund	—	12,951,112
Micro-Cap Equity Fund	—	150,209
Mid-Cap Equity Fund	—	4,154,092

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Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Small-Cap	Small-Cap	Mid-Cap	Unconstrained
	Equity Fund	Growth Fund	Value Fund	Equity Fund
Gross unrealized appreciation	$2,735,655,598	$1,010,640,885	$22,018,148	$74,380,357
Gross unrealized depreciation	(419,052,305)	(297,242,788)	(66,688,526)	(22,750,008)
Net unrealized appreciation/(depreciation) on investments	$2,316,603,293	$713,398,097	$(44,670,378)	$51,630,349
Tax cost of investments	$8,829,072,981	$3,586,351,396	$403,651,733	$480,151,185

	Small-Mid Core Equity Fund	Micro-Cap Equity Fund	Mid-Cap Equity Fund
Gross unrealized appreciation	$40,820,338	$4,044,329	$21,548,418
Gross unrealized depreciation	(20,029,543)	(2,314,569)	(5,162,197)
Net unrealized appreciation/(depreciation) on investments	$20,790,795	$1,729,760	$16,386,221
Tax cost of investments	$279,909,192	$20,350,935	$113,541,860

The tax character of distributions paid as of September 30, 2025, the Funds’ most recent fiscal year end, were as follows:

	Small-Cap Equity Fund	Mid-Cap Value Fund	Unconstrained Equity Fund
Distributions paid from:
Ordinary income(a)	$76,359,703	$5,746,616	$192,999
Long-term capital gains	702,584,344	—	—
Total distributions paid	$778,944,047	$5,746,616	$192,999

	Small-Mid Core Equity Fund	Micro-Cap Equity Fund	Mid-Cap Equity Fund
Distributions paid from:
Ordinary income(a)	$1,061,171	$16,290	$250,877
Tax return of capital	—	8,910	—
Total distributions paid	$1,061,171	$25,200	$250,877

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

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Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small-Cap	Small-Cap	Mid-Cap	Unconstrained
	Equity Fund	Growth Fund	Value Fund	Equity Fund
Undistributed Ordinary Income	$46,397,952	$—	$4,856,959	$233,478
Accumulated Capital and Other Losses	—	(387,250,355)	(4,013,067)	(8,428,621)
Unrealized Appreciation (Depreciation) on Investments(a)	2,638,591,563	570,564,521	(30,610,623)	21,917,667
Total Accumulated Earnings (Deficits)	$2,684,989,515	$183,314,166	$(29,766,731)	$13,722,524

	Small-Mid Core	Micro-Cap	Mid-Cap
	Equity Fund	Equity Fund	Equity Fund
Undistributed Ordinary Income	$1,268,694	$—	$292,877
Undistributed Long-Term Capital Gains	—	—	—
Accumulated Capital and Other Losses	(6,442,924)	(7,786,393)	(4,188,845)
Unrealized Appreciation on Investments(a)	1,363,204	2,348,900	8,736,571
Total Accumulated Earnings (Deficits)	$(3,811,026)	$(5,437,493)	$4,840,603

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

As of September 30, 2025, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short-term	Long-term
	gains	gains
FullerThaler Behavioral Small-Cap Growth Fund	$374,719,206	$—
FullerThaler Behavioral Mid-Cap Value Fund	1,652,450	2,360,617
FullerThaler Behavioral Unconstrained Equity Fund	5,422,582	3,006,040
FullerThaler Behavioral Small–Mid Core Equity Fund	4,172,308	2,270,616
FullerThaler Behavioral Micro-Cap Equity Fund	6,461,242	1,182,840
FullerThaler Behavioral Mid-Cap Equity Fund	3,515,749	673,096

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the tax year ended September 30, 2025, the Small-Cap Growth Fund and the Micro-Cap Equity Fund had Qualified Late Year Ordinary Losses in the amount of $12,531,148 and $142,311, respectively.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the six months ended March 31, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2026, the Small-Cap Equity Fund had 27.2% of the value of its net assets invested in securities within the Industrials sector, the Small-Cap Growth Fund had 32.8% of the value of its net assets invested in the Technology sector and the Unconstrained Equity Fund had 26.7% of the value of its net assets invested in the Consumer Discretionary sector, respectively.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its

FullerThaler Funds

Notes to the Financial Statements (continued)

March 31, 2026 - (Unaudited)

entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. Reflow fees charged to the Funds are not subject to the Expense Limitation, as described in Note 4.

During the six months ended March 31, 2026, the following Funds utilized ReFlow:

	ReFlow Purchased Shares	Reflow Amount	ReFlow Service Fees
Small-Cap Equity Fund	427,979,289	$9,411,679	$748,273
Small-Cap Growth Fund	255,764,115	4,739,146	434,883
Mid-Cap Value Fund	13,058,283	415,004	38,982
Unconstrained Equity Fund	28,760,979	498,522	49,938
Small-Mid Core Equity Fund	17,266,103	424,661	32,324
Micro-Cap Equity Fund	159,735	5,662	1,934
Mid-Cap Equity Fund	4,022,688	143,610	4,140

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (“Trust”) conducted on December 2 and 3, 2025 (the “Meeting”), the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) as it relates to the FullerThaler Behavioral Small-Cap Equity Fund (the “FullerThaler Small-Cap Equity Fund”), the FullerThaler Behavioral Small-Cap Growth Fund (the “FullerThaler Small-Cap Growth Fund”), the FullerThaler Behavioral Mid-Cap Value Fund (the “FullerThaler Mid-Cap Value Fund”), the FullerThaler Behavioral Unconstrained Equity Fund (the “FullerThaler Unconstrained Equity Fund”), the FullerThaler Behavioral Small-Mid Core Equity Fund (the “FullerThaler Small-Mid Core Equity Fund”), the FullerThaler Behavioral Micro-Cap Equity Fund (the “FullerThaler Micro-Cap Fund”), and the FullerThaler Behavioral Mid-Cap Equity Fund (the “FullerThaler Mid-Cap Equity Fund”), collectively referred to herein as the “FullerThaler Funds”.

Prior to the Meeting, the Trustees received and considered information from FullerThaler and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the Investment Advisory Agreement between the Trust and FullerThaler as it relates to each FullerThaler Fund. The Trustees also received and considered information including, but not limited to, FullerThaler’s responses to counsel’s due diligence letter and FullerThaler’s supplemental responses to counsel’s supplemental requests (the “Support Materials”). Counsel’s due diligence letter and supplemental requests each requested information relevant to the renewal of the Investment Advisory Agreement as it relates to each of the FullerThaler Funds. The Trustees also received and considered information concerning an Expense Limitation Agreement to become effective January 28, 2026, whereby FullerThaler has contractually committed to reduce its management fees and, if necessary, reimburse each FullerThaler Fund’s operating expenses through January 31, 2027, as specified in the Expense Limitation Agreement, and as detailed in the Support Materials. It was also noted that in addition to the Support Materials, the Adviser had provided confidential documentation regarding FullerThaler’s financials and overall profitability to the Trustees. The Trustees also received and considered as part of the Support Materials benchmark performance comparison data and Morningstar peer group category and custom peer group expense and performance data compiled by Broadridge for comparative purposes relative to each FullerThaler Fund. In this regard,

Additional Information (Unaudited) (continued)

the Trustees noted discussions with representatives of the Adviser regarding its dissatisfaction with Broadridge’s construction of certain peer groups of the respective FullerThaler Funds. The Trustees also noted that the Adviser had the opportunity to review and discuss the peer group construction directly with Broadridge prior to its presentation to the Board.

The Trustees reviewed the Support Materials at various times with FullerThaler, Trust management, and counsel to the Independent Trustees. Representatives of FullerThaler met with the Trustees and provided additional relevant information, including but not limited to information relating to: the services FullerThaler currently provides to the FullerThaler Funds; FullerThaler’s investment philosophy; FullerThaler’s distribution and marketing efforts on behalf of the FullerThaler Funds; the Adviser’s ownership structure; the Adviser’s financial statements, including information related to its profitability and balance sheets; historical and projected profitability of the FullerThaler Funds, including FullerThaler’s overhead allocation methodology; resources available to service the FullerThaler Funds, including compliance resources; other benefits that FullerThaler derives from its relationship with the FullerThaler Funds; and FullerThaler’s disaster recovery plan. In its considerations, the Board noted the completeness of the Support Materials that FullerThaler had provided, as well as the discussions that had occurred with representatives of FullerThaler at various times, including during the Meeting. This information, together with the information provided to and reviewed by the Board throughout the course of the year and since the inception of each of the FullerThaler Funds, formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approval the continuation of the Investment Advisory Agreement for an additional one-year period, the Trustees reviewed the terms of the Investment Advisory Agreement as it relates to each FullerThaler Fund and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees received and discussed a memorandum from such counsel delineating the legal standards governing their consideration of the approval of the Investment Advisory Agreement and describing each Trustee’s duty of care and duty of loyalty obligations to shareholders application and the section application of fiduciary duty standards imposed by Section 36(b) of the 1940 Act, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration, including the factors outlined in Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to continue the Investment Advisory Agreement with respect to each of the FullerThaler Funds for an additional one-year period, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by FullerThaler with respect to the FullerThaler Funds; (2) the cost of the services provided and the profits realized by FullerThaler from services rendered to the Trust with respect to the FullerThaler Funds, both individually and collectively; (3) comparative fee and expense data for each of the FullerThaler Funds and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for each Fund reflects such economies of scale for each Fund’s benefit; and (5) other financial benefits to FullerThaler resulting from services that it renders to the FullerThaler Funds. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Additional Information (Unaudited) (continued)

After having received and reviewed the Support Materials, as well as quarterly investment performance, compliance, operating, and distribution reports from FullerThaler for the FullerThaler Funds since each Fund’s inception, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision about the continuation of the Investment Advisory Agreement between the Trust and FullerThaler for an additional one-year period. The Trustees discussed the facts and factors relevant to their consideration and approval of the Investment Advisory Agreement as it relates to each FullerThaler Fund, which incorporated and reflected their knowledge of FullerThaler’s ongoing services to the FullerThaler Funds. The Trustees noted the inclusion of fee and performance comparisons of each FullerThaler Fund to such Fund’s respective Morningstar peer group category (the “Morningstar Category”), as well as a custom peer group comparison created by Broadridge (the “Peer Group”). Taking such information into account, including the Trustees’ discussions with representatives of FullerThaler at the Meeting and the Board’s review of the Support Materials provided in connection with the approval of the continuation of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and FullerThaler with respect to each FullerThaler Fund, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services FullerThaler performs, the investment advisory fees that each FullerThaler Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement for an additional one-year term are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that FullerThaler provides under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that FullerThaler effects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees noted no changes to the services that FullerThaler currently provides to the FullerThaler Funds under the terms of the Investment Advisory Agreement. The Trustees considered FullerThaler’s capitalization and its assets under management. The Trustees further considered the investment philosophy and experience of each Fund’s portfolio management team, including the firm’s expertise in behavioral finance and its proprietary finance model, which is 18 component of each Fund’s investment strategy. In addition, the Trustees noted the compliance services, marketing, distribution, and client relationship services that FullerThaler provides on behalf of the Funds. The Trustees compared the FullerThaler Funds’ performance to each Fund’s benchmark index, Morningstar Category, and Peer Group. The Trustees discussed the filters applied by Broadridge for each Fund’s custom Peer Group, noting that generally each Fund’s Peer Group was a sub-set of its Morningstar Category filtered for actively managed, institutional, single funds with no 12b-1 fees. The Trustees also noted that the Peer Group for each Fund had additional filters applied, such as portfolio concentration or net assets, as applicable. It was further noted that peer funds with “value” in the name had been removed from the Peer Groups created for the FullerThaler Small-Cap Equity Fund and the FullerThaler Small-Mid Core Equity Fund, at the Adviser’s request. In addition, the Trustees noted FullerThaler’s ongoing disagreement with Broadridge regarding the construction of certain Peer Groups. It was noted that while the Board reviewed Morningstar peer group and benchmark performance data compared to all of the applicable

Additional Information (Unaudited) (continued)

share classes offered by each respective Fund, the comparison of each Fund’s Institutional Shares to the Fund’s respective benchmark index, Morningstar Category and Peer Group is discussed to achieve a consistent comparative representation across all Funds and because the Institutional Shares represent both the largest share class and the longest performance history for each of the Funds. The Trustees considered that, for the periods indicated:

●	The FullerThaler Small-Cap Equity Fund outperformed its benchmark indices, the Russell 2000 TR Index and the Russell 1000 Equal Weight TR Index, for the three-, five-, and ten-year and since inception (9/8/2011) periods ended September 30, 2025, but underperformed compared to the benchmark indices for the one-year period ended September 30, 2025. The FullerThaler Small-Cap Equity Fund also outperformed the median performance of its Morningstar Category, Small Blend, as well as the median performance of its Peer Group, for the one-, three-, five- and ten-year and since inception periods ended September 30, 2025.

●	The FullerThaler Small-Cap Growth Fund outperformed its benchmark indices, the Russell 2000 Growth TR Index and the Russell 1000 Equal Weight TR Index, for the one-, three- and five-year and since-inception (12/21/2017) periods ended September 30, 2025. The FullerThaler Small-Cap Growth Fund outperformed the Morningstar Category median, Small Growth, and the Peer Group median for the one-year, three-year, five-year, and since inception periods ended September 30, 2025.

●	The FullerThaler Mid-Cap Value Fund trailed its benchmark index, the Russell Mid-Cap Value TR Index for the one- and three-year periods ended September 30, 2025 and outperformed the benchmark index for the five-year and since inception (12/21/2017) periods ended September 30, 2025. The FullerThaler Mid-Cap Value Fund trailed its benchmark index, the Russell 1000 Equal Weight TR Index, for the one- and three-year and since inception periods ended September 30, 2025, and outperformed the index for the five-year period ended September 30, 2025. The FullerThaler Mid-Cap Value Fund underperformed compared to the Morningstar Category median, Mid-Cap Value, for the one-, three and five-year periods ended September 30, 2025, and outperformed the Morningstar Category median for the since inception (12/21/2017) period ended September 30, 2025. The FullerThaler Mid-Cap Value Fund underperformed compared to the Peer Group median for the one- and three-year periods ended September 30, 2025, and outperformed compared to the Peer Group median for the five-year and since inception periods ended September 30, 2025.

●	The FullerThaler Unconstrained Equity Fund underperformed its benchmark index, the Russell 3000 TR Index, for the one-year and since inception (12/26/2018) periods ended September 30, 2025, and outperformed the benchmark index for the three- and five-year periods ended September 30, 2025. The FullerThaler Unconstrained Equity Fund outperformed its benchmark index, the Russell Mid-Cap TR Index, for the one-, three-, and five-year and since inception periods ended September 30, 2025. The FullerThaler Unconstrained Equity Fund outperformed its Morningstar Category median, Mid-Cap Blend, and the Peer Group for the one-, three- and five year and since inception (12/26/2018) periods ended September 30, 2025.

●	The FullerThaler Micro-Cap Equity Fund trailed its benchmark index, the Russell Micro Cap TR Index, for the one- three- and five-year and since inception (12/28/2018) periods ended September 30, 2025. The FullerThaler Micro-Cap Equity Fund outperformed its benchmark index, the Russell 1000 Equal Weight TR Index, for the one-year period, but underperformed the index for

Additional Information (Unaudited) (continued)

the three- and five-year and since inception periods ended September 30, 2025. The FullerThaler Micro-Cap Equity Fund outperformed the median of its Morningstar Category, Small Value, and the Peer Group for the one-year period, but underperformed the median of the Morningstar Category and the Peer Group for the three- and five-year and since inception periods ended September 30, 2025.

●	The FullerThaler Small-Mid Core Equity Fund underperformed its benchmark index, the Russell 2500 TR Index, for the one- and three-year periods, and outperformed its benchmark index for the five-year and since inception (12/26/2018) periods ended September 30, 2025. The FullerThaler Small-Mid Core Equity Fund underperformed its benchmark index, the Russell 1000 Equal Weight TR Index, for the one-year period, and outperformed the benchmark index for the three- and five-year and since inception periods ended September 30, 2025. The FullerThaler Small-Mid Core Equity Fund underperformed the median of both its Morningstar Category, Small Blend, and Peer Group for the one-year period, and outperformed the median of its Morningstar Category and Peer group for the three- and five-year and since inception periods ended September 30, 2025.

●	The FullerThaler Mid-Cap Equity Fund trailed its benchmark index, the Russell Mid-Cap TR Index, for the one-year and since inception (October 2, 2023) periods ended September 30, 2025. The FullerThaler Mid-Cap Equity Fund underperformed its benchmark index, the Russell 1000 Equal Weight TR Index, for the one-year period ended September 30, 2025, but outperformed the index over the since inception period. The FullerThaler Mid-Cap Equity Fund outperformed the Morningstar Category median (Mid-Cap Blend) and the Peer Group median for the one-year and since inception periods ended September 30, 2025.

Finally, the Trustees took notice of the growth of assets in the FullerThaler Funds and the growth of the firm overall. Taking these factors into account, the Trustees concluded that they are satisfied with the nature, extent, and quality of services that FullerThaler currently provides to the FullerThaler Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each FullerThaler Fund pays to FullerThaler under the Investment Advisory Agreement. The Trustees also considered FullerThaler’s profitability from the services rendered to the FullerThaler Funds. The Trustees further considered FullerThaler’s commitment to contractually reduce its management fees and, if necessary, reimburse each FullerThaler Fund’s operating expenses through January 31, 2027, as specified in the amended Expense Limitation Agreement - Appendix A presented in the Support Materials. Lastly, the Trustees noted that FullerThaler subsidizes the costs of distribution services rendered to the FullerThaler Funds in excess of amounts accrued and payable pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Comparative Fee and Expense Data. The Trustees noted that:

●	The FullerThaler Small-Cap Equity Fund’s contractual management fee of 0.60% was lower than the average and median of both its Morningstar Category and Peer Group. Further, the FullerThaler Small-Cap Equity Fund’s net and gross total expense ratios of 0.76% for its Institutional Shares (which are the same because this Fund’s annualized operating expense ratio is lower than the expense ratio cap in its operating expense limitation agreement) was lower than the average and median of the net and gross total expense ratios for its Morningstar Category and Peer Group.

Additional Information (Unaudited) (continued)

●	The FullerThaler Small-Cap Growth Fund’s contractual management fee of 0.85% was higher than average and median of the Morningstar Category and equal to the median and average of the Peer Group. Further, the FullerThaler Small-Cap Growth Fund’s net total expense ratio of 0.96% for its Institutional Shares was slightly higher than median and average of its Morningstar Category and lower than the median and average of the Peer Group. The FullerThaler Small-Cap Growth Fund’s gross total expense ratio of 1.09% for its Institutional Shares was higher than the median and lower than the average of its Morningstar Category, and higher than the median and average of the Peer Group. The Board noted that shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement.

●	The FullerThaler Mid-Cap Value Fund’s contractual management fee of 0.74% was higher than the median and average of its Morningstar Category and equal to the median and slightly higher than the average of the Peer Group. Further, the FullerThaler Mid-Cap Value Fund’s net total expense ratio of 0.80% for its Institutional Shares was lower than both the average and median of the Morningstar Category and the Peer Group. The FullerThaler Mid-Cap Value Fund’s gross total expense ratio of .098% for its Institutional Shares was lower than the average and higher than the median of the Morningstar Category, and higher than the median and average of the Peer Group. The Board noted that the FullerThaler Mid-Cap Value Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement.

●	The FullerThaler Unconstrained Equity Fund’s contractual management fee of 0.85% was higher than the median and average of both its Morningstar Category and the Peer Group. Further, the FullerThaler Unconstrained Equity Fund’s net total expense ratio of 1.00% for its Institutional Shares was higher than the average and median of both the Morningstar Category and the Peer Group. The FullerThaler Unconstrained Equity Fund’s gross total expense ratio of its Institutional Shares of 1.15% was higher than the median and lower than the average of its Morningstar Category, and higher than the median and average of the Peer Group. The Board noted that the FullerThaler Unconstrained Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the FullerThaler Unconstrained Equity Fund’s net assets were, in general, lower than some of the funds to which it was compared in both the Morningstar Category and the Peer Group.

●	The FullerThaler Micro-Cap Equity Fund’s contractual management fee of 1.00% was higher than the average and median of its Morningstar Category and higher than the average and equal to the median of the Peer Group. Further, the FullerThaler Micro-Cap Equity Fund’s net total expense ratio of 1.32% for its Institutional Shares was higher than the median and average of both its Morningstar Category and Peer Group. The FullerThaler Micro-Cap Equity Fund’s gross total expense ratio of 2.14% for its Institutional Shares was higher than the average and median of both its Morningstar Category and the Peer Group. The Board noted that the Micro-Cap Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. However, the Board noted the distinct differences in the FullerThaler Micro-Cap Equity Fund’s strategy compared to other funds in its Morningstar Category of Small Value and its Peer Group, which was a sub-set of the Small Blend, Small Value and Small Growth Morningstar categories. The Board also considered the comparatively small net assets of the FullerThaler Micro-Cap Equity Fund in comparison to its Morningstar Category and Peer Group.

Additional Information (Unaudited) (continued)

●	The FullerThaler Small-Mid Core Equity Fund’s contractual management fee of 0.74% was lower than the average and median of both its Morningstar Category and the Peer Group. Further, the FullerThaler Small-Mid Core Equity Fund’s net total expense ratio of 0.89% of its Institutional Shares was lower than the average and median of both its Morningstar Category and the Peer Group. The FullerThaler Small-Mid Core Equity Fund’s gross total expense ratio of 1.10% for its Institutional Shares was higher than the median and lower than the average of its Morningstar Category and higher than the median and average of the Peer Group. The Board noted that the FullerThaler Small-Mid Core Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the FullerThaler Small-Mid Core Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in both the Morningstar Category and Peer Group.

●	The FullerThaler Mid-Cap Equity Fund’s contractual management fee of 0.75% was equal to the median and above the average of its Morningstar Category and equal to the median and one basis point above the average of the Peer Group. Further, the FullerThaler Mid-Cap Value Fund’s net total expense ratio of 0.80% for its Institutional Shares was lower than both the average and median of the Morningstar Category and Peer Group. The FullerThaler Mid-Cap Equity Fund’s gross total expense ratio of 1.01% for its Institutional Shares was higher than median and lower than the average of the Morningstar Category, and lower than both the average and median of the Peer Group. The Board noted that the FullerThaler Mid-Cap Equity Fund’s shareholders were currently only impacted by the net expense ratio due to the Adviser’s commitment to its expense limitation agreement. The Board also noted that the FullerThaler Mid-Cap Equity Fund’s net assets were, in general, lower than many of the funds to which it was compared in its Morningstar Category and Peer Group.

The Trustees further considered the fees paid by FullerThaler’s separately managed accounts and sub-advisory relationships to other accounts with similar investment objectives and strategies to that of each FullerThaler Fund contemplated herein, noting the differences in the services provided to those accounts compared to the services provided to each FullerThaler Fund. In particular, they also noted that FullerThaler has additional responsibilities with respect to the FullerThaler Funds, including compliance, reporting, administrative, and operational responsibilities. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, or from one investment product to the other, the Trustees concluded that the management fee charged to the respective FullerThaler Funds are each reasonable.

Morningstar Ranking. The Trustees noted the overall Morningstar ranking for each of the FullerThaler Funds as presented in the Support Materials. Morningstar fund ratings are a purely quantitative, backward-looking measure of a fund’s past performance, measured from one to five stars. Star ratings are calculated at the end of every month. The overall star rating for each Fund is based on a weighted average (rounded to the nearest integer) of the number of stars assigned to it in the three-, five-, and ten-year rating periods. The Trustees observed that for the period ended September 30, 2025 the Funds had the following overall Morningstar rating: the FullerThaler Small-Cap Equity Fund was rated five stars; the FullerThaler Small-Cap Growth Fund was rated five stars; the FullerThaler Mid-Cap Value Fund was rated two stars; the FullerThaler Unconstrained Equity Fund was rated five stars; the FullerThaler Small-Mid Core Equity Fund was rated three stars; the FullerThaler Micro-Cap Equity Fund was rated one star; and the FullerThaler Mid-Cap Equity Fund had no Morningstar rating.

Additional Information (Unaudited) (continued)

Economies of Scale. The Trustees considered whether the FullerThaler Funds may benefit from any economies of scale. The Trustees noted that given the very low management fee of the FullerThaler Small-Cap Equity Fund, fee breakpoints would not be appropriate at the current time. They additionally noted while the FullerThaler Small-Cap Equity Fund has realized some economies of scale with regard to certain fees and expenses that it bears, the Trustees did not find that any material economies currently exist with respect to the advisory services that FullerThaler provides that would warrant the imposition of breakpoints. The Trustees also noted that it was not appropriate to implement fee breakpoints with regard to the management fees of the other FullerThaler Funds. The Trustees considered that an increase in assets in the other FullerThaler Funds would most likely not decrease the extent of advisory services that FullerThaler would need to provide to the Funds at the present time. The Trustees concluded that the other FullerThaler Funds are not likely to benefit from any economies of scale at this time.

Other Benefits. The Trustees considered the extent to which FullerThaler utilizes soft dollar arrangements with respect to portfolio transactions and noted that FullerThaler does utilize soft dollar arrangements consistent with the Section 28(e) safe harbor in connection with the execution of client transactions. They also noted however, that affiliated brokers will not be utilized to execute the portfolio transactions of the FullerThaler Funds. The Trustees concluded that, all things considered, FullerThaler will not receive material additional financial benefits from services rendered to the FullerThaler Funds.

Conclusions. Based upon FullerThaler’s presentation to the Board and the Support Materials considered in connection with the continuation of the Investment Advisory Agreement for an additional one-year period on behalf of the FullerThaler Funds, as well as the information provided throughout the course of the year, the Board concluded that the overall arrangements between the Trust and FullerThaler, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, investment advisory fees to be paid, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	6/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	6/02/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/02/2026